UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04375
Name of Fund:
BlackRock Multi-State Municipal Series Trust
BlackRock New York Municipal Opportunities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
6/30/2026
Date of reporting period:
6/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock New York Municipal Opportunities Fund

Institutional Shares | MANKX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.74%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Institutional Shares returned 8.12%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03% and the Customized Reference Benchmark, returned 7.09%
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those with maturities 15 to 18 years, 20 to 25 years, and 25 years and longer. From a quality perspective, holdings in AA and A rated bonds contributed the most. Utilities, tax-backed local, tax-backed state, and transportation were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and tobacco sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2016 through June 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	8.12%	1.49%	2.31%
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Customized Reference Benchmark	7.09	1.03	N/A
Key Fund statistics
Net Assets	$1,100,608,374
Number of Portfolio Holdings	295
Net Investment Advisory Fees	$4,405,190
Portfolio Turnover Rate	28%
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	29.5%
County/City/Special District/School District	17.2%
Utilities	15.4%
State	13.7%
Education	7.0%
Housing	5.9%
Corporate	4.1%
Health	2.9%
Tobacco	2.7%
Commercial Services & Supplies	1.5%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	60.2%
A	13.6%
BBB/Baa	5.1%
BB/Ba	0.3%
B	1.1%
N/R	8.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Institutional Shares | MANKX
Annual Shareholder Report — June 30, 2026
MANKX-06/26-AR

BlackRock New York Municipal Opportunities Fund

Investor A Shares | MENKX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$103	0.99%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Investor A Shares returned 7.85%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03% and the Customized Reference Benchmark, returned 7.09%
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those with maturities 15 to 18 years, 20 to 25 years, and 25 years and longer. From a quality perspective, holdings in AA and A rated bonds contributed the most. Utilities, tax-backed local, tax-backed state, and transportation were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and tobacco sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2016 through June 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	7.85%	1.24%	2.05%
Investor A Shares (with sales charge)	3.27	0.36	1.60
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Customized Reference Benchmark	7.09	1.03	N/A
Key Fund statistics
Net Assets	$1,100,608,374
Number of Portfolio Holdings	295
Net Investment Advisory Fees	$4,405,190
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	29.5%
County/City/Special District/School District	17.2%
Utilities	15.4%
State	13.7%
Education	7.0%
Housing	5.9%
Corporate	4.1%
Health	2.9%
Tobacco	2.7%
Commercial Services & Supplies	1.5%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	60.2%
A	13.6%
BBB/Baa	5.1%
BB/Ba	0.3%
B	1.1%
N/R	8.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor A Shares | MENKX
Annual Shareholder Report — June 30, 2026
MENKX-06/26-AR

BlackRock New York Municipal Opportunities Fund

Investor A1 Shares | MDNKX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$87	0.84%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Investor A1 Shares returned 8.02%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03% and the Customized Reference Benchmark, returned 7.09%
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those with maturities 15 to 18 years, 20 to 25 years, and 25 years and longer. From a quality perspective, holdings in AA and A rated bonds contributed the most. Utilities, tax-backed local, tax-backed state, and transportation were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and tobacco sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2016 through June 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	8.02%	1.39%	2.21%
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Customized Reference Benchmark	7.09	1.03	N/A
Key Fund statistics
Net Assets	$1,100,608,374
Number of Portfolio Holdings	295
Net Investment Advisory Fees	$4,405,190
Portfolio Turnover Rate	28%
Average annual total returns reflect reductions for service fees.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	29.5%
County/City/Special District/School District	17.2%
Utilities	15.4%
State	13.7%
Education	7.0%
Housing	5.9%
Corporate	4.1%
Health	2.9%
Tobacco	2.7%
Commercial Services & Supplies	1.5%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	60.2%
A	13.6%
BBB/Baa	5.1%
BB/Ba	0.3%
B	1.1%
N/R	8.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor A1 Shares | MDNKX
Annual Shareholder Report — June 30, 2026
MDNKX-06/26-AR

BlackRock New York Municipal Opportunities Fund

Investor C Shares | MFNKX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$181	1.75%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Investor C Shares returned 7.05%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03% and the Customized Reference Benchmark, returned 7.09%
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those with maturities 15 to 18 years, 20 to 25 years, and 25 years and longer. From a quality perspective, holdings in AA and A rated bonds contributed the most. Utilities, tax-backed local, tax-backed state, and transportation were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and tobacco sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2016 through June 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	7.05%	0.48%	1.44%
Investor C Shares (with sales charge)	6.05	0.48	1.44
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Customized Reference Benchmark	7.09	1.03	N/A
Key Fund statistics
Net Assets	$1,100,608,374
Number of Portfolio Holdings	295
Net Investment Advisory Fees	$4,405,190
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	29.5%
County/City/Special District/School District	17.2%
Utilities	15.4%
State	13.7%
Education	7.0%
Housing	5.9%
Corporate	4.1%
Health	2.9%
Tobacco	2.7%
Commercial Services & Supplies	1.5%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	60.2%
A	13.6%
BBB/Baa	5.1%
BB/Ba	0.3%
B	1.1%
N/R	8.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor C Shares | MFNKX
Annual Shareholder Report — June 30, 2026
MFNKX-06/26-AR

BlackRock New York Municipal Opportunities Fund

Class K Shares | MKNKX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$72	0.69%
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Class K Shares returned 8.07%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03% and the Customized Reference Benchmark, returned 7.09%
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those with maturities 15 to 18 years, 20 to 25 years, and 25 years and longer. From a quality perspective, holdings in AA and A rated bonds contributed the most. Utilities, tax-backed local, tax-backed state, and transportation were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and tobacco sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2016 through June 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	8.07%	1.54%	2.34%
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Customized Reference Benchmark	7.09	1.03	N/A
Key Fund statistics
Net Assets	$1,100,608,374
Number of Portfolio Holdings	295
Net Investment Advisory Fees	$4,405,190
Portfolio Turnover Rate	28%
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the returns of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	29.5%
County/City/Special District/School District	17.2%
Utilities	15.4%
State	13.7%
Education	7.0%
Housing	5.9%
Corporate	4.1%
Health	2.9%
Tobacco	2.7%
Commercial Services & Supplies	1.5%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	60.2%
A	13.6%
BBB/Baa	5.1%
BB/Ba	0.3%
B	1.1%
N/R	8.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Class K Shares | MKNKX
Annual Shareholder Report — June 30, 2026
MKNKX-06/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New York Municipal Opportunities Fund	$34,196	$34,030	$0	$0	$15,100	$15,100	$416	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New York Municipal Opportunities Fund	$15,516	$15,100

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Multi-State Municipal Series Trust
• BlackRock New York Municipal Opportunities Fund
BlackRock Municipal Bond Fund, Inc.
• BlackRock National Municipal Fund
• BlackRock Short Duration Muni Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each of BlackRock New York Municipal Opportunities Fund and BlackRock National Municipal Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments
June 30, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 1.6%
Cornell University
4.84%, 06/15/34	$7,880	$ 7,916,856
Series 2025, 4.73%, 06/15/35	6,140	6,043,904
Trustees of Columbia University in the City of New York
Series 2024, 4.36%, 10/01/35	2,835	2,725,219
Series 2026, 4.68%, 10/01/33	500	500,516
Total Corporate Bonds — 1.6% (Cost: $17,474,563)		17,186,495
Municipal Bonds
Alabama — 0.5%
Corporate — 0.5%
Black Belt Energy Gas District, Refunding RB, Series H-1, 5.00%, 01/01/34	2,510	2,631,152
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	2,420	2,469,404
Total Municipal Bonds in Alabama		5,100,556
California — 0.8%
Transportation — 0.8%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	13,130	8,600,150
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	1,160	259,633
Florida(a)(b)(d)(e) — 0.1%
Transportation — 0.1%
Florida Development Finance Corp., RB, Series A, AMT, 12.00%, 07/15/59	3,260	912,800
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32	2,495	698,600
Total Municipal Bonds in Florida		1,611,400
New York — 83.2%
Corporate — 3.8%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	100	100,144
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	24,845	25,670,031
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,385	6,194,496
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	5,755	6,148,643
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,245	3,391,676
		41,504,990
County/City/Special District/School District — 14.0%
Battery Park City Authority, RB, Series A, Sustainability Bonds, 5.00%, 11/01/53	4,000	4,216,932
Battery Park City Authority, Refunding RB, Sustainability Bonds, 5.00%, 11/01/50	22,765	24,424,361
City of New York, GO
Series C-1, 5.25%, 09/01/45	5,160	5,624,705
Series D, 5.38%, 06/01/32	15	15,032
Series D, 5.50%, 04/01/46	8,000	8,800,681
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO (continued)
Series E, 5.00%, 08/01/47	$5,000	$ 5,291,043
Series G, 5.25%, 02/01/48	3,820	4,129,957
Series G, 5.25%, 02/01/49	4,500	4,848,789
Sub-Series B-1, 5.25%, 10/01/43	1,500	1,624,329
Sub-Series D-1, 5.50%, 05/01/44	2,500	2,718,988
County of Nassau New York, GOL
Series A, 5.00%, 04/01/45	1,805	1,956,739
Series A, 5.00%, 04/01/46	5,695	6,127,235
Series A, 5.00%, 04/01/47	3,925	4,185,161
Series A, 5.00%, 04/01/49	4,000	4,251,079
Series B, (AGM), 5.00%, 07/01/42	4,190	4,330,707
New York City Industrial Development Agency, RB(c)
(AGM), 0.00%, 03/01/41	4,155	2,185,368
(AGM), 0.00%, 03/01/42	5,500	2,741,052
(AGM), 0.00%, 03/01/43	2,000	948,753
(AGM), 0.00%, 03/01/45	2,450	1,032,274
New York City Industrial Development Agency, Refunding RB, (AGM), 3.00%, 03/01/49	2,225	1,671,703
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/48	2,500	2,703,092
Series B, 5.00%, 05/01/51	4,000	4,187,478
Subordinate, 5.50%, 11/01/54	2,625	2,871,233
Series A-1, Subordinate, 5.00%, 05/01/44	2,500	2,742,611
Series F-1, Subordinate, 5.50%, 02/01/50	2,000	2,196,116
Series G-1, Subordinate, 5.00%, 05/01/46	8,800	9,372,307
New York Convention Center Development Corp., Refunding RB, Series B, 11/15/46(f)	1,500	1,611,795
New York Liberty Development Corp., Refunding RB
Series A, 2.88%, 11/15/46	5,140	3,966,627
Series A, Sustainability Bonds, 2.75%, 11/15/41	17,000	13,739,594
New York State Dormitory Authority, RB, 5.00%, 07/01/26	520	520,000
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(g)	5	5,142
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	1,300	1,380,055
Schenectady County Capital Resource Corp., RB, Series A, 5.25%, 01/01/50	1,375	1,449,410
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	15,465	16,263,469
		154,133,817
Education — 7.3%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	930	18,608
4.00%, 07/01/51	962	19,228
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	83,386
5.00%, 10/01/48	1,040	973,682
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	655	661,839
Build NYC Resource Corp., RB(b)
5.00%, 09/01/39	900	911,232
5.00%, 09/01/44	725	725,508
5.00%, 09/01/49	1,255	1,185,855
Series A, 4.88%, 05/01/31	450	452,846
Series A, 5.13%, 05/01/38	140	140,498
Series A, 5.50%, 05/01/48	2,175	2,170,028
Sustainability Bonds, 5.75%, 06/01/42	500	508,524
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/35	250	250,299

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., Refunding RB (continued)
5.00%, 06/01/40	$310	$ 310,330
5.00%, 11/01/47	2,900	3,188,875
Series A, 5.00%, 06/01/43	325	325,196
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	130,155
5.00%, 05/01/39	225	225,170
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,000,080
Dutchess County Local Development Corp., RB, 5.00%, 07/01/52	9,145	9,329,566
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/45	8,710	9,046,610
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 07/01/53	3,230	3,381,057
Series B, 5.13%, 07/01/33	3,145	3,204,427
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/31	245	263,161
Series 1, (AMBAC), 5.50%, 07/01/40	500	583,625
Series A, Sustainability Bonds, 5.00%, 07/01/48	735	769,038
Series A, Sustainability Bonds, 5.25%, 07/01/50	1,635	1,751,993
Series A, Sustainability Bonds, 5.25%, 07/01/55	2,000	2,123,154
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	5,000	5,340,816
Series A, 5.00%, 07/01/43	5,000	5,560,086
Series A, 4.00%, 07/01/46	2,500	2,392,809
Series A, 5.50%, 07/01/54	15,000	16,353,960
Series A, 5.25%, 07/01/55	3,590	3,852,416
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56	2,570	2,805,002
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	135	135,798
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	285	294,629
		80,469,486
Health — 2.9%
Albany Capital Resource Corp., Refunding RB, 5.25%, 05/01/50	3,750	4,012,737
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,425,336
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	100	93,832
Series A, 5.00%, 12/01/37	370	370,176
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	1,300	1,397,927
Series 1-B, 4.00%, 07/01/51	5,000	4,602,369
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	1,705	1,844,867
4.00%, 07/01/45	460	380,301
5.00%, 05/01/52	4,000	4,085,919
Series A, (AGM-CR), 4.00%, 05/01/54	3,500	3,189,408
Series A, 4.00%, 05/01/54	3,000	2,678,033
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,723,877
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	285,321
Security	Par (000)	Value
Health (continued)
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	$1,145	$ 1,145,656
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	1,150	1,164,070
5.00%, 07/01/56	1,270	1,174,308
		32,574,137
Housing — 6.1%
New York City Housing Development Corp., RB, M/F Housing
4.70%, 11/01/46	2,895	2,897,372
Series D, (HUD SECT 8), 4.75%, 11/01/46	10,405	10,443,404
Series D, (HUD SECT 8), 4.95%, 11/01/51	2,500	2,535,631
Sustainability Bonds, 3.15%, 11/01/36	400	384,149
Series A-1, Sustainability Bonds, (FHA 542(C)), 4.55%, 11/01/44	1,650	1,662,243
Series A-1, Sustainability Bonds, (FHA 542(C)), 4.65%, 11/01/49	2,000	1,993,870
Series C, Sustainability Bonds, (FHLMC), 4.95%, 02/01/55	2,500	2,519,081
Series E-1, Sustainability Bonds, 4.55%, 11/01/43	5,000	5,071,493
Series G, Sustainability Bonds, 4.60%, 11/01/43	3,000	3,047,852
Series S, Class F-1, Sustainability Bonds, (REMIC FHA INS 542 (c)), 4.60%, 11/01/42	2,000	2,033,460
Series S, Class F-1, Sustainability Bonds, (REMIC FHA INS 542 (c)), 4.75%, 11/01/47	1,500	1,507,267
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	520	518,934
New York City Housing Development Corp., Refunding RB, M/F Housing
3.05%, 05/01/50	2,950	2,223,445
Series D, Sustainability Bonds, 4.10%, 11/01/38	2,500	2,285,644
New York State Housing Finance Agency, RB, M/F Housing
Series A, (SONYMA), 4.90%, 02/15/38	645	645,289
Series A, (SONYMA), 5.10%, 02/15/38	845	846,018
Series E, (SONYMA), 4.15%, 11/01/47	165	157,044
Series J-1, Sustainability Bonds, (SONYMA), 2.80%, 11/01/51	4,500	3,225,313
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	5,000	5,051,709
Series 261, Sustainability Bonds, (SONYMA), 4.40%, 10/01/44	5,000	5,018,924
Series 273, Sustainability Bonds, (SONYMA), 4.70%, 10/01/48	2,500	2,494,050
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 1.40%, 10/01/27	5,260	5,094,120
AMT, Sustainability Bonds, 1.50%, 04/01/28	5,475	5,235,265
		66,891,577
State — 8.7%
Empire State Development Corp., RB
Series A, 5.00%, 03/15/45	10,500	11,293,910
Series A, 5.00%, 03/15/51	3,000	3,130,286
Schedule of Investments

Schedule of Investments (continued)
June 30, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Empire State Development Corp., Refunding RB, Series A, Sustainability Bonds, 5.00%, 03/15/45	$5,805	$ 6,210,676
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/43	1,500	1,666,167
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	15,220	15,373,775
Series A, 5.00%, 03/15/42	3,945	4,054,627
Series A, 5.00%, 03/15/48	15,000	15,788,998
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/41	5,000	5,213,175
Series A, 5.00%, 03/15/48	12,365	13,124,932
Series A, 5.25%, 03/15/50	3,000	3,218,474
Series C, 5.25%, 03/15/47	3,000	3,266,398
Series E, 5.00%, 03/15/42	3,535	3,657,732
New York State Thruway Authority, RB
Series A, 5.00%, 03/15/47	3,000	3,204,584
Series A, 5.00%, 03/15/49	2,500	2,645,104
New York State Thruway Authority, Refunding RB, 5.00%, 03/15/42	4,000	4,314,753
		96,163,591
Tobacco — 2.5%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	703,545
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	3,769,875
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,170,799
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	7,607,739
Series B, 5.00%, 06/01/29	105	105,088
Series C, 4.00%, 06/01/51	4,055	2,884,965
New York Energy Finance Development Corp., RB, Series B, 5.00%, 06/01/28	90	90,077
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,232,255
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	2,000	1,931,220
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	3,561,240
Sub-Series C, 5.13%, 06/01/51	2,375	2,090,166
		27,146,969
Transportation — 24.4%
City of Buffalo NY Parking Authority, RB, (AGM), 5.00%, 06/15/56	2,400	2,505,547
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/42	1,530	1,558,387
Metropolitan Transportation Authority, RB
Series A-2, 4.00%, 11/15/43	5,000	4,865,952
Series A-1, Sustainability Bonds, 4.00%, 11/15/44	2,500	2,414,554
Series D-2, Sustainability Bonds, 4.00%, 11/15/47	8,800	8,170,718
Metropolitan Transportation Authority, Refunding RB
5.00%, 11/15/43	2,250	2,452,056
Series A, Sustainability Bonds, 5.50%, 11/15/47	5,000	5,405,424
Series A, Sustainability Bonds, 5.25%, 11/15/49	2,000	2,101,874
Series C, Sustainability Bonds, (BAM), 5.00%, 11/15/44	5,000	5,192,825
Security	Par (000)	Value
Transportation (continued)
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	$845	$ 845,599
New York Liberty Development Corp., Refunding RB, Series 1, 2.75%, 02/15/44	6,125	4,930,535
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/46	2,200	2,369,281
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 01/01/48	1,000	1,061,040
Series A, 5.00%, 01/01/51	3,405	3,580,932
Series O, 4.00%, 01/01/47	2,345	2,249,650
Series P, 5.00%, 01/01/49	14,250	15,105,703
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/33	4,645	5,013,126
AMT, 5.00%, 12/01/35	1,510	1,615,848
AMT, 5.00%, 12/01/39	3,000	3,154,769
AMT, 5.00%, 12/01/41	7,565	7,892,459
AMT, 5.00%, 12/01/42	1,755	1,824,460
Series A, AMT, 5.00%, 07/01/34	250	250,199
Series A, AMT, 5.00%, 07/01/41	750	750,301
Series A, AMT, 5.25%, 01/01/50	10,190	10,189,396
AMT, Sustainability Bonds, 6.00%, 06/30/44	500	556,351
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	4,355	4,069,758
AMT, 4.00%, 04/30/53	2,500	2,254,616
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	5,960	6,057,502
AMT, Sustainability Bonds, 6.00%, 06/30/54	16,965	17,780,452
AMT, Sustainability Bonds, 5.50%, 06/30/60	15,000	15,307,570
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/38	4,250	4,514,240
Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	16,175	16,742,201
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,605,851
Niagara Frontier Transportation Authority Airport System Revenues, Refunding ARB
AMT, 5.00%, 04/01/32	300	312,235
AMT, 5.00%, 04/01/33	375	389,643
AMT, 5.00%, 04/01/34	225	233,350
AMT, 5.00%, 04/01/35	200	207,025
AMT, 5.00%, 04/01/36	210	216,910
AMT, 5.00%, 04/01/37	250	257,609
AMT, 5.00%, 04/01/38	250	257,088
AMT, 5.00%, 04/01/39	175	179,637
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/44	1,960	2,025,369
Port Authority of New York & New Jersey, Refunding ARB
Series 23, 5.25%, 08/01/52	2,500	2,635,643
Series 244, 5.00%, 07/15/49	1,665	1,767,567
Series 231, AMT, 5.00%, 08/01/38	2,500	2,679,354
Series 231, AMT, 5.50%, 08/01/39	5,900	6,465,808
Series 234, AMT, 5.25%, 08/01/47	4,000	4,234,339
Series 238, AMT, 5.00%, 07/15/39	4,000	4,322,116
Series 238, AMT, 5.00%, 07/15/40	1,375	1,477,121
Port Authority of New York & New Jersey, Refunding RB
Series 248, 5.00%, 01/15/50	3,000	3,185,381
Series 250, 5.00%, 10/15/43	2,000	2,245,168
Series 250, 5.00%, 10/15/47	4,335	4,692,020
Series 242, AMT, 5.00%, 12/01/53	3,000	3,080,189

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	$10,000	$ 10,676,184
Series A-1, 5.25%, 11/15/48	1,250	1,366,128
Series A-1, 5.25%, 11/15/54	6,000	6,466,464
Sub-Series B-1, 5.00%, 11/15/48	7,760	8,142,310
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 11/15/48	6,000	6,380,043
Series A-1, 5.25%, 11/15/50	6,800	7,324,243
Series A-2, 5.00%, 11/15/44	3,610	3,930,036
Series C-2, 5.00%, 11/15/42	5,000	5,113,381
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	9,025	9,554,647
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,688,646
		268,894,830
Utilities — 13.5%
Long Island Power Authority, RB
Series C, (AGM), 5.25%, 09/01/29	3,500	3,726,761
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,665,956
Long Island Power Authority, Refunding RB
Series A, 5.00%, 09/01/42	3,000	3,335,711
Series A, 5.00%, 09/01/43	10,100	11,298,892
Series A, 5.00%, 09/01/44	8,000	8,698,908
Series A, 5.00%, 09/01/49	4,325	4,554,786
New York City Municipal Water Finance Authority, RB
Series BB, 5.00%, 06/15/43	7,500	8,287,961
Series BB, 5.00%, 06/15/48	2,000	2,121,634
Series BB, 5.25%, 06/15/50	2,500	2,683,877
Sub-Series AA-1, 5.25%, 06/15/55	2,560	2,732,188
Series AA-1, Subordinate, 5.25%, 06/15/53	15,105	16,068,551
Series BB, Subordinate, 5.00%, 06/15/48	2,000	2,132,631
Series BB, Subordinate, 5.25%, 06/15/56	1,000	1,069,122
New York City Municipal Water Finance Authority, Refunding RB
Series EE, 5.00%, 06/15/45	5,000	5,330,642
Sub-Series AA-2, 5.00%, 06/15/50	5,000	5,288,006
Series BB-2, VRDN, 2.90%, 07/01/26(a)	15,000	15,000,000
New York Power Authority, RB
Series A, (AGM), 5.75%, 11/15/33(h)	5,000	5,273,261
Sustainability Bonds, (AGM), 4.00%, 11/15/47	10,000	9,560,624
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	5,025	5,363,437
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.25%, 06/15/45	1,750	1,957,072
Series A, 5.25%, 06/15/53	5,000	5,372,864
Utility Debt Securitization Authority, RB, Restructured, 5.00%, 12/15/40	10,000	10,238,027
Utility Debt Securitization Authority, Refunding RB
Series 1, 5.00%, 12/15/40	3,000	3,387,980
Series TE1, Restructured, 5.00%, 12/15/38	5,000	5,579,872
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,500	2,659,902
		148,388,665
Total Municipal Bonds in New York		916,168,062
Ohio — 0.3%
Tobacco — 0.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,440	3,475,865
Security	Par (000)	Value
Puerto Rico — 4.6%
State — 3.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	$400	$ 423,020
Series A-1, Restructured, 5.75%, 07/01/31	388	423,599
Series A-1, Restructured, 4.00%, 07/01/35	931	939,290
Series A-1, Restructured, 4.00%, 07/01/37	799	801,896
Series A-1, Restructured, 4.00%, 07/01/41	233	226,876
Series A-1, Restructured, 4.00%, 07/01/46	1,130	1,035,083
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	976,805
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(d)(e)	26,173	14,042,781
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Restructured, 4.33%, 07/01/40	1,627	1,627,254
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB
Series A-1, Restructured, (FHLMC, FNMA, GNMA), 4.75%, 07/01/53	7,005	6,915,482
Series A-2, Restructured, 4.54%, 07/01/53	49	46,660
Series A-2, Restructured, 4.78%, 07/01/58	5,323	5,206,731
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	446,649
Series A-1, Restructured, 0.00%, 07/01/33	1,423	1,129,235
Series B-1, Restructured, 0.00%, 07/01/46	2,677	1,000,715
		35,242,076
Utilities — 1.4%
Puerto Rico Electric Power Authority, RB(d)(e)
Series A, 6.75%, 07/01/36	3,560	2,732,300
Series A-3, 10.00%, 07/01/19	999	774,265
Series B-3, 10.00%, 07/01/19	999	774,265
Series C-1, 5.40%, 01/01/18	2,745	2,099,803
Series C-2, 5.40%, 07/01/18	2,745	2,100,142
Series C-3, 5.40%, 01/01/20	277	212,290
Series C-4, 5.40%, 07/01/20	278	212,290
Series CCC, 5.25%, 07/01/28	440	336,600
Series D-4, 7.50%, 07/01/20	1,726	1,307,503
Series WW, 5.50%, 07/01/18	535	409,275
Series WW, 5.50%, 07/01/19	435	332,775
Series WW, 5.38%, 07/01/24	385	294,525
Series WW, 5.50%, 07/01/38	520	397,800
Series XX, 5.25%, 07/01/35	185	141,525
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/23	1,060	810,900
Series AAA, 5.25%, 07/01/29(d)(e)	235	179,775
Series UU, 0.00%, 07/01/17(a)(d)(e)	185	141,525
Series UU, 0.00%, 07/01/18(a)(d)(e)	165	126,225
Series UU, 3.95%, 07/01/31(a)(d)(e)	1,055	807,075
Series ZZ, 5.00%, 07/01/28(d)(e)	435	332,775
Series ZZ, 5.00%, 12/29/49(d)(e)	430	328,950
		14,852,583
Total Municipal Bonds in Puerto Rico		50,094,659
Total Municipal Bonds — 89.5% (Cost: $984,323,079)		985,310,325
Schedule of Investments

Schedule of Investments (continued)
June 30, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
New York — 12.7%
County/City/Special District/School District — 3.9%
City of New York, GO, Series A-1, 5.25%, 09/01/43	$10,000	$ 10,819,087
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series H-1, Subordinate, 5.00%, 11/01/46	11,000	11,794,989
Sub-Series D-1, 5.25%, 11/01/43	2,960	3,223,765
Sub-Series D-1, 5.50%, 11/01/45	5,910	6,472,376
Sub-Series D-1, 5.25%, 11/01/48	10,000	10,587,701
		42,897,918
State — 2.3%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	10,000	10,819,101
5.00%, 03/15/44	4,220	4,505,844
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	9,736,707
		25,061,652
Transportation — 5.3%
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	17,698,238
Series A, 5.00%, 02/15/39	9,005	9,113,989
Metropolitan Transportation Authority, Refunding RB, Sustainability Bonds, Series C, 5.00%, 11/15/41	11,365	11,882,759
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	8,410	8,997,642
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,241,665
		57,934,293
Utilities — 1.2%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	13,192,299
Total Municipal Bonds in New York		139,086,162
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.7% (Cost: $135,937,526)		139,086,162

	Shares
Warrants
Construction & Engineering — 0.1%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)(j)	620,636	1,241,272
Total Warrants — 0.1% (Cost: $ — )		1,241,272
Total Long-Term Investments — 103.9% (Cost: $1,137,735,168)		1,142,824,254
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.55%(k)(l)	16,848,278	$ 16,849,963
Total Short-Term Securities — 1.5% (Cost: $16,849,963)		16,849,963
Total Investments — 105.4% (Cost: $1,154,585,131)		1,159,674,217
Other Assets Less Liabilities — 0.8%		9,278,072
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.2)%		(68,343,915)
Net Assets — 100.0%		$ 1,100,608,374

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock New York Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 31,853,314	$ —	$ (15,003,351)(a)	$ —	$ —	$ 16,849,963	16,848,278	$ 635,309	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 17,186,495	$ —	$ 17,186,495
Municipal Bonds	—	985,310,325	—	985,310,325
Municipal Bonds Transferred to Tender Option Bond Trusts	—	139,086,162	—	139,086,162
Warrants	—	—	1,241,272	1,241,272
Short-Term Securities
Money Market Funds	16,849,963	—	—	16,849,963
	$16,849,963	$1,141,582,982	$1,241,272	$1,159,674,217
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $67,969,996 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
June 30, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 0.9%
iShares High Yield Muni Active ETF(a)	1,050,000	$ 52,290,000
Fixed Income Funds — 1.9%
iShares National Muni Bond ETF(a)	1,000,000	107,620,000
Total Investment Companies — 2.8% (Cost: $156,560,895)		159,910,000

	Par (000)
Municipal Bonds
Alabama — 7.7%
Alabama Highway Authority, RB, (AGM), 5.00%, 09/01/38	$8,775	9,996,682
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(b)(c)	14,310	14,869,656
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(b)	52,000	56,095,889
Series E, 5.00%, 07/01/33	8,030	8,409,860
Series F, 5.50%, 11/01/53(b)	11,170	11,688,186
Black Belt Energy Gas District, Refunding RB, Series H-1, 5.00%, 01/01/34	14,750	15,461,947
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/41	28,135	30,747,101
5.25%, 10/01/42	4,120	4,480,442
5.25%, 10/01/43	10,240	11,122,087
5.25%, 10/01/44	28,135	30,419,270
5.25%, 10/01/45	2,265	2,431,477
Energy Southeast A Cooperative District, RB(b)
Series A-1, 5.50%, 11/01/53	85,500	92,113,912
Series B-1, 5.75%, 04/01/54	20,000	21,990,704
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 11/01/51(b)	60,000	60,949,470
Series B, 4.00%, 12/01/51(b)	7,000	7,114,791
Series B-1, 5.00%, 05/01/53(b)	20,000	20,688,020
Series E, 5.00%, 10/01/30	42,180	45,053,618
		443,633,112
Arizona — 2.3%
Arizona Industrial Development Authority, Refunding RB(c)
5.25%, 07/01/37	1,230	1,230,756
5.50%, 07/01/52	2,450	2,265,480
City of Mesa Arizona Utility System Revenue, RB
(AGM), 5.00%, 07/01/38	10,000	11,290,536
(AGM), 5.00%, 07/01/39	8,500	9,519,935
(AGM), 5.00%, 07/01/40	8,875	9,891,038
(AGM), 5.00%, 07/01/41	4,000	4,433,350
(AGM), 5.00%, 07/01/42	4,900	5,400,844
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	10,000	10,242,464
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,210,214
Junior Lien, 5.00%, 07/01/42	7,815	8,599,825
Series A, Junior Lien, 5.00%, 07/01/45	5,000	5,287,999
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	7,815	8,231,613
City of Phoenix Civic Improvement Corp., Refunding RB, Series C, Subordinate, 5.00%, 07/01/41	20,225	22,663,961
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/34	$12,355	$ 13,851,775
Salt River Project Agricultural Improvement & Power District, RB
Series B, 5.00%, 05/01/42	5,615	6,251,381
Series B, 5.00%, 01/01/43	7,000	7,688,780
Tucson Industrial Development Authority/Pima County Industrial Development Auth, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	5,365	5,855,168
		134,915,119
Arkansas(c) — 0.8%
Arkansas Development Finance Authority, RB
7.00%, 07/01/48	17,200	19,030,118
7.50%, 07/01/48	14,700	16,461,416
4.88%, 07/01/56(b)	4,225	4,416,899
7.38%, 07/01/56	3,100	3,231,552
		43,139,985
California — 4.3%
Bay Area Toll Authority, Refunding RB, Series A, 5.00%, 04/01/61(b)	11,175	12,641,620
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(b)	8,885	9,697,767
California Housing Finance Agency, RB, M/F Housing, 3.60%, 12/01/26(b)(d)	30,800	30,801,050
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(c)	51,775	33,912,625
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,000	8,142,846
Series C, AMT, 5.00%, 05/15/45	13,000	13,406,710
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/45	15,910	16,543,438
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/44	13,000	14,245,739
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/45	10,000	10,865,991
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/39	14,500	15,022,908
Series D, AMT, 5.00%, 05/01/43	17,735	18,076,972
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, Class A, AMT, 5.00%, 05/01/38	10,000	10,824,245
University of California, Refunding RB
Series CE, 5.00%, 11/15/41	2,285	2,589,089
Series CF, 5.00%, 11/15/37	8,600	9,954,279
Series CF, 5.25%, 11/15/39	31,935	37,162,641
Series CF, 5.25%, 11/15/41	1,535	1,775,411
		245,663,331
Colorado — 2.8%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/41	2,430	2,764,420
Boulder Valley School District No Re-2 Boulder, Refunding GO, Series B, (SAW), 4.00%, 12/01/42	14,475	14,725,598
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, 5.50%, 11/15/40	13,240	14,585,922
Series A, AMT, 5.00%, 12/01/36	7,360	7,601,521
Series A, AMT, 5.00%, 12/01/38	17,750	18,266,694

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB (continued)
Series A, AMT, 5.00%, 12/01/43	$28,950	$ 29,584,856
Series A, AMT, 5.25%, 12/01/43	10,235	10,517,787
Series A, AMT, 5.25%, 12/01/48	39,000	39,572,282
Series D, AMT, 5.75%, 11/15/45	3,290	3,590,322
City of Colorado Springs Colorado Utilities System Revenue, RB, Series A, 5.00%, 11/15/41	10,500	11,810,263
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/15/44	4,445	4,709,674
Denver City & County Housing Authority, RB, M/F Housing, Class A, 5.00%, 06/01/29	1,765	1,836,258
E-470 Public Highway Authority, Refunding RB, CAB(e)(f)
Series A-2, 09/01/38	1,690	1,059,356
Series A-2, 09/01/39	1,760	1,046,478
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,166	1,177,664
		162,849,095
Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 11/15/53	10,970	11,666,682
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	1,135	1,144,540
State of Connecticut Special Tax Revenue, Refunding RB
Class A, 5.00%, 07/01/39	24,000	27,215,117
Class A, 5.00%, 07/01/40	15,090	17,023,421
		57,049,760
Delaware — 0.3%
Delaware State Housing Authority, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	6,695	7,302,199
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	8,645	9,550,213
		16,852,412
District of Columbia — 2.4%
District of Columbia Income Tax Revenue, RB
Series A, 5.00%, 07/01/41	1,000	1,082,560
Series A, 5.25%, 05/01/48	27,290	29,356,685
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/38	8,750	9,908,310
Series A, 5.00%, 06/01/41	11,460	12,790,579
Series A, 5.00%, 06/01/42	9,950	11,068,385
District of Columbia Water & Sewer Authority, Refunding RB
Series A, Subordinate Lien, 5.00%, 10/01/35	6,000	6,948,446
Series A, Subordinate Lien, 5.00%, 10/01/39	4,695	5,318,599
Series A, Subordinate Lien, 5.00%, 10/01/40	8,405	9,469,766
Series A, Subordinate Lien, 5.00%, 10/01/41	2,050	2,271,170
District of Columbia, Refunding GO, Series A, 5.00%, 01/01/42	6,600	7,166,211
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/41	2,000	2,175,385
Security	Par (000)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/43	$3,010	$ 3,230,292
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	10,000	10,146,126
Series B, 5.00%, 07/01/42	27,015	27,425,785
		138,358,299
Florida — 1.7%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 07/01/34	7,625	8,525,509
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/44	19,550	20,215,957
City of Jacksonville Florida, Refunding RB
5.00%, 10/01/40	9,975	11,092,565
5.00%, 10/01/41	12,385	13,765,812
County of Lee Florida Airport Revenue, ARB, Series A-2, AMT, 5.00%, 10/01/56(b)	3,570	3,831,146
County of Miami-Dade Florida Aviation Revenue, Refunding RB(e)
Series A, 10/01/37	5,040	5,591,837
Series A, 10/01/38	8,270	9,121,626
Florida Development Finance Corp., RB, Series C, 5.75%, 12/15/56(c)	6,295	4,791,098
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(c)	18,065	12,047,912
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	300	303,281
Miami-Dade County Educational Facilities Authority, RB, 5.00%, 04/01/39	1,945	2,176,968
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,150	7,804,519
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(g)(h)	147	55,973
		99,324,203
Georgia — 4.3%
City of Atlanta GA Water & Wastewater Revenue Refunding RB, 5.00%, 11/01/39	5,760	6,582,530
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series E, AMT, Subordinate Lien, 5.25%, 07/01/42	4,650	5,047,063
City of Atlanta Georgia Airport Passenger Facility Charge, Refunding ARB, Series C, 5.00%, 07/01/41	3,255	3,516,959
City of Atlanta Georgia Department of Aviation, ARB
Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/39	3,525	3,817,366
Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/40	4,600	4,959,392
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/42	4,000	4,383,335
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/44	7,000	7,590,030
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/45	7,630	8,209,151
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)(g)(h)	5,030	3,018,000
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 05/01/54	17,000	18,172,199
Series B, 5.00%, 07/01/53	11,610	12,251,357
Schedule of Investments

Schedule of Investments (continued)
June 30, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB(b) (continued)
Series C, 4.00%, 03/01/50	$20,710	$ 20,738,489
Series C, 5.00%, 09/01/53	87,500	93,068,220
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(b)	43,000	45,894,863
Private Colleges & Universities Authority, Refunding RB, Series A, 5.25%, 09/01/41	11,000	12,543,045
		249,791,999
Hawaii — 0.1%
Miami-Dade County Educational Facilities Authority, RB, Class A, Sustainability Bonds, 5.00%, 07/01/41	4,780	5,307,730
State of Hawaii State Highway Fund, RB, Series A, 5.00%, 01/01/35	2,050	2,374,740
		7,682,470
Illinois — 6.2%
Chicago Midway International Airport, Refunding RB, Series C, 5.00%, 01/01/32	12,580	13,604,840
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AGM), 5.25%, 01/01/45	19,445	20,422,547
Series D, AMT, Senior Lien, 5.00%, 01/01/42	22,825	22,948,483
Series D, Senior Lien, 5.25%, 01/01/42	20,000	20,167,340
Series D, Senior Lien, 5.00%, 01/01/47	24,840	24,946,693
Series E, Senior Lien, 5.25%, 01/01/43	3,500	3,784,611
Chicago O’Hare International Airport, RB
Series A, AMT, Senior Lien, 5.00%, 01/01/38	2,585	2,821,887
Series A, AMT, Senior Lien, 5.00%, 01/01/39	1,930	2,096,362
Series A, AMT, Senior Lien, 5.25%, 01/01/40	2,330	2,560,652
Series A, AMT, Senior Lien, 5.25%, 01/01/41	2,585	2,819,559
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/38	1,005	1,036,363
Series B, Senior Lien, 5.25%, 01/01/44	3,970	4,329,630
Illinois Finance Authority, RB, 5.00%, 08/01/31	12,695	13,863,618
Illinois Housing Development Authority, Refunding RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/56	4,160	4,709,445
Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	7,130	7,581,931
Illinois State Toll Highway Authority, RB
Series A, 5.25%, 01/01/43	21,220	23,425,995
Series A, 5.00%, 01/01/44	16,995	17,619,468
Series A, 5.00%, 01/01/45	8,110	8,507,529
State of Illinois Sales Tax Revenue, RB
Series A, 5.00%, 06/15/39	3,500	3,868,119
Series A, 5.00%, 06/15/40	5,000	5,496,664
Series B, 5.00%, 06/15/38	10,025	11,046,517
Series B, 5.00%, 06/15/39	13,515	14,691,574
State of Illinois, GO
5.50%, 05/01/39	9,040	9,600,597
Series A, 5.00%, 11/01/29	27,500	29,327,490
Series B, 5.00%, 11/01/32	14,000	14,783,483
Series C, 5.50%, 10/01/42	28,000	30,333,979
Series D, 5.00%, 09/01/40	18,110	19,490,819
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,173,480
		356,059,675
Indiana — 1.6%
Indiana Finance Authority, Refunding RB
Series C, 5.00%, 10/01/39	3,370	3,750,191
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB (continued)
Series C, 5.00%, 10/01/41	$8,150	$ 8,950,847
Series C, 5.00%, 10/01/42	7,850	8,566,353
Series E, 5.00%, 10/01/39	6,365	7,083,076
Sustainability Bonds, 5.00%, 02/01/39	10,000	11,300,992
Indiana Municipal Power Agency, Refunding RB
Series A, 5.00%, 01/01/37	6,775	7,750,297
Series A, 5.00%, 01/01/39	10,765	12,161,588
Indianapolis Local Public Improvement Bond Bank, RB, Series B, 5.00%, 01/01/43	5,365	5,778,189
Indianapolis Local Public Improvement Bond Bank, Refunding RB
5.00%, 01/15/36	5,540	6,270,805
5.00%, 01/15/37	5,500	6,185,469
5.00%, 01/15/38	7,500	8,373,405
5.00%, 01/15/39	5,250	5,823,816
Series A, 5.00%, 02/01/44	2,000	2,065,775
		94,060,803
Kansas — 0.1%
Douglas County Unified School District No. 491 Eudora, Refunding GO, Series A, (AGM), 5.00%, 09/01/42	1,200	1,280,474
University of Kansas Hospital Authority, RB, Class B, 5.00%, 03/01/55(b)	3,750	3,995,408
		5,275,882
Kentucky — 0.4%
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 04/01/39	19,000	21,292,251
Maryland — 0.6%
State of Maryland, GO
Series 1, 5.00%, 06/01/41	21,335	24,164,145
Series A, 5.00%, 06/01/40	10,000	11,261,605
		35,425,750
Massachusetts — 2.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	14,000	14,219,393
Commonwealth of Massachusetts Transportation Fund Revenue, Refunding RB, 5.00%, 06/01/42	1,660	1,777,887
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 04/01/41	5,000	5,588,715
Series D, 5.00%, 06/01/39	9,875	11,301,170
Series D, 5.00%, 06/01/40	9,400	10,700,024
Series D, 5.00%, 06/01/41	4,710	5,326,952
Series E, 5.25%, 09/01/43	20,000	20,767,322
Commonwealth of Massachusetts, Refunding GOL
Series A, 5.00%, 03/01/41	4,020	4,439,223
Series B, 5.00%, 05/01/41	2,000	2,188,440
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series B, 5.00%, 07/01/41	7,500	8,440,916
Sustainability Bonds, 5.00%, 07/01/41	6,940	7,267,853
Massachusetts Development Finance Agency, RB, Series A-2, 5.00%, 10/01/65(b)	3,960	4,483,442
Massachusetts Development Finance Agency, Refunding RB, Series B-2, 10/01/42(b)(e)	9,115	10,021,085
Massachusetts Port Authority, Refunding ARB, Series C, AMT, 5.00%, 07/01/49	6,500	6,578,742
Massachusetts School Building Authority, Refunding RB
Series A, 5.25%, 02/15/48	10,760	10,989,000

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, Refunding RB (continued)
Series B, Subordinate, 5.00%, 02/15/41	$1,000	$ 1,120,080
Massachusetts Water Resources Authority, Refunding RB, Series B, 5.00%, 08/01/43	4,500	4,642,775
Red Oak Independent School District, RB, Series A, 5.00%, 01/01/42	2,075	2,277,909
Town of Brookline, Refunding GOL, 2.00%, 02/15/42	6,860	5,090,177
		137,221,105
Michigan — 2.1%
Ann Arbor School District, Refunding GO, 5.00%, 05/01/39	5,760	6,449,819
Michigan Finance Authority, RB, Series A, 6.50%, 06/01/57(c)(g)(h)	5,980	2,870,400
Michigan Finance Authority, Refunding RB
5.00%, 12/01/46	10,010	10,084,909
Class A, 5.00%, 12/01/27(d)	390	403,314
Class A, 5.00%, 12/01/42	9,760	9,945,659
Series A, 5.00%, 12/01/41	9,870	10,286,031
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/39	8,000	9,055,422
Series I, 5.00%, 10/15/39	4,000	4,516,106
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/47	27,810	28,508,290
Series B2, 5.00%, 08/15/55(b)	26,000	29,115,931
Michigan State University, Refunding RB, Series A, 5.25%, 08/15/43	3,075	3,431,649
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/42	7,000	7,714,290
		122,381,820
Minnesota — 1.6%
City of Bloomington Minnesota Sales Tax Revenue, RB
Series A, 5.00%, 02/01/39	3,160	3,489,923
Series A, 5.00%, 02/01/41	3,890	4,229,420
Series A, 5.00%, 02/01/42	4,085	4,414,558
City of Rochester, RB
Series A, 5.00%, 11/15/33	3,710	4,175,765
Series A, 5.00%, 11/15/36	3,480	3,994,681
Series A, 5.00%, 11/15/38	3,760	4,269,865
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	2,000	2,150,366
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	3,395	3,590,248
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,050	3,252,165
State of Minnesota, GO
Series A, 5.00%, 08/01/40	26,315	29,793,959
Series A, 5.00%, 08/01/42	15,715	17,615,866
Series B, 4.00%, 08/01/41	10,000	10,238,150
		91,214,966
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class B, 5.00%, 11/15/44	1,000	1,075,977
Lindbergh School District, GO, 5.50%, 03/01/42	9,500	10,745,545
Security	Par (000)	Value
Missouri (continued)
Missouri Housing Development Commission, RB, S/F Housing
Series C, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	$13,445	$ 14,806,778
Series E, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	10,500	11,583,055
North Kansas City School District No. 74, GO, (ST AID DIR DEP), 5.25%, 03/01/40	9,950	10,856,747
		49,068,102
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	7,325	7,780,502
Nebraska — 0.6%
Central Plains Energy Project, RB, Sub-Series A-1, 5.00%, 08/01/55(b)	29,780	31,834,108
Nevada — 0.1%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	875	875,066
State of Nevada, GOL, Series A, 5.00%, 05/01/43	1,950	2,128,807
		3,003,873
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Class A-1, 4.42%, 02/20/43(b)	5,886	5,988,771
Series 2026, Class 1, 4.25%, 07/20/41	7,342	7,195,722
		13,184,493
New Jersey — 3.9%
New Jersey Economic Development Authority, RB, Series B, 5.00%, 06/15/43	13,855	14,339,796
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 07/01/34	5,000	5,687,589
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	8,875	9,550,604
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	9,000	9,756,910
Series AA, 5.00%, 06/15/39	7,090	7,947,884
Series AA, 5.00%, 06/15/40	3,325	3,705,395
Series AA, 5.00%, 06/15/41	2,000	2,212,178
New Jersey Transportation Trust Fund Authority, Refunding RB, Series AA, 4.00%, 06/15/40	9,445	9,419,878
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/43	3,020	3,312,567
Series B, 5.00%, 01/01/46	5,000	5,324,308
New Jersey Turnpike Authority, Refunding RB
Series C, 5.00%, 01/01/42	13,700	15,044,091
Series C, 5.00%, 01/01/43	50,000	54,843,820
Series C, 5.00%, 01/01/44	27,480	30,017,781
Tobacco Settlement Financing Corp., Refunding RB, Series A, AMT, Intermediate Lien, 5.25%, 06/01/46	52,790	52,962,914
		224,125,715
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	35	35,603
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	5,230	5,602,600
		5,638,203
Schedule of Investments

Schedule of Investments (continued)
June 30, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 10.4%
City of New York, GO
Series E-1, 5.00%, 03/01/39	$10,375	$ 10,650,115
Series G, 5.00%, 02/01/39	1,750	1,969,547
Empire State Development Corp., RB, Series A, 5.00%, 03/15/44	14,075	15,217,876
Empire State Development Corp., Refunding RB
5.00%, 03/15/44	2,920	3,081,012
Series A, 5.00%, 03/15/46	8,000	8,423,932
New York City Municipal Water Finance Authority, RB, Series BB, 5.00%, 06/15/43	11,900	13,150,231
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,325	3,507,842
Series DD, 5.50%, 06/15/38	13,725	16,266,154
Series DD, 5.50%, 06/15/39	7,675	9,043,528
Series EE, 5.00%, 06/15/45	7,000	7,175,066
Series EE2, 5.00%, 06/15/40	38,000	39,834,401
Series FF, 5.00%, 06/15/40	19,440	20,063,235
Sub-Series BB-2, 5.25%, 06/15/47	15,000	16,140,957
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/41	12,650	14,192,412
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.00%, 05/01/39	3,630	4,061,455
Series B, 5.00%, 05/01/40	3,060	3,406,268
Series C, 5.50%, 05/01/40	3,000	3,371,858
Series C, 5.50%, 05/01/41	10,000	11,270,945
Series D, 5.25%, 05/01/45	15,000	16,477,458
Sub-Series D-1, 5.50%, 11/01/45	19,690	21,563,637
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,550,999
Sub-Series F-1, 5.00%, 05/01/42	3,000	3,036,100
Subordinate, 5.00%, 02/01/40	1,760	1,966,225
Subordinate, 5.00%, 02/01/41	1,635	1,816,259
Series A-1, Subordinate, 5.00%, 05/01/41	10,000	11,084,084
Series C-1, Subordinate, 5.00%, 05/01/44	5,000	5,439,616
Series C-3, Subordinate, 5.00%, 05/01/39	2,600	2,676,632
Series H-1, Subordinate, 5.25%, 11/01/45	9,280	10,241,197
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB
Subordinate, 5.00%, 11/01/37	4,295	4,888,740
Subordinate, 5.00%, 11/01/39	4,610	5,192,326
New York State Dormitory Authority, RB
(AGM SAW), 5.00%, 10/01/39	6,135	6,838,351
Class A, (AGM SAW), 5.00%, 10/01/39	9,345	10,409,249
Series A, 5.00%, 03/15/41	3,240	3,279,549
Series A, 5.00%, 07/01/43	2,050	2,115,020
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/40	14,950	16,173,775
Series B, 5.00%, 03/15/44	5,155	5,639,664
Series B, 5.00%, 03/15/46	13,000	13,951,616
Series C, 5.00%, 03/15/40	2,350	2,645,934
Series C, 5.00%, 03/15/41	2,245	2,511,663
Series C, 5.00%, 03/15/42	3,500	3,896,565
Series E, 5.00%, 03/15/40	2,270	2,356,661
Series E, 5.00%, 03/15/42	36,535	37,803,462
Series E, 5.00%, 03/15/43	6,275	6,488,804
New York State Thruway Authority, Refunding RB, 5.00%, 03/15/41	15,550	16,850,756
New York Transportation Development Corp., ARB
AMT, 6.00%, 04/01/35	14,215	15,874,200
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB (continued)
AMT, 5.00%, 12/01/38	$5,010	$ 5,288,346
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	13,000	13,587,609
AMT, Sustainability Bonds, 5.25%, 06/30/49	30,000	30,486,537
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	32,905	33,468,265
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/42	10,000	10,136,494
Series 205, 5.00%, 11/15/47	12,000	12,183,468
Series 245, 5.00%, 09/01/42	1,000	1,120,324
Series 245, 5.00%, 09/01/43	2,000	2,227,218
Series 231, AMT, 5.50%, 08/01/39	5,710	6,257,587
Series 231, AMT, 5.50%, 08/01/47	20,000	21,493,652
Port Authority of New York & New Jersey, Refunding RB
Series 248, 5.00%, 01/15/41	3,735	4,205,384
Series 248, 5.00%, 01/15/42	2,550	2,865,957
Series 250, 5.00%, 10/15/41	7,080	8,005,449
Series 250, 5.00%, 10/15/42	5,060	5,714,637
Triborough Bridge & Tunnel Authority, Refunding RB
Series C, 5.25%, 05/15/41	2,905	3,198,389
Series C, Sustainability Bonds, 5.25%, 11/15/40	5,335	6,005,781
		600,840,473
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	7,795	8,366,857
State of North Carolina, Refunding RB
5.00%, 03/01/38	3,915	4,398,434
5.00%, 03/01/39	3,500	3,912,350
		16,677,641
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series A-2, Class 1, 4.00%, 06/01/39	2,785	2,762,697
County of Allen OH Hospital Facilities Revenue, Refunding RB
5.00%, 11/01/39	17,000	18,763,500
Class A, 5.00%, 11/01/40	13,860	15,202,073
JobsOhio Beverage System, Refunding RB, Class A, Senior Lien, 5.00%, 01/01/38	9,290	10,605,642
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/43	6,415	6,532,010
Ohio University, Refunding RB, Series A, 5.00%, 12/01/44	7,000	7,074,579
Ohio Water Development Authority, RB
5.00%, 06/01/44	1,975	2,064,195
Series A, 5.00%, 12/01/40	9,500	10,644,738
Series A, 12/01/41(e)	13,430	15,145,316
Series A, 5.00%, 12/01/41	6,675	7,455,436
Series A, Sustainability Bonds, 5.00%, 12/01/41	3,715	4,107,648
State of Ohio, GO
Series A, 5.00%, 06/15/34	775	891,202
Series A, 5.00%, 03/01/39	10,000	10,116,517
University of Cincinnati, RB, Series C, 5.00%, 06/01/41	2,600	2,606,801
		113,972,354

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma — 0.7%
Oklahoma City Public Property Authority, RB
5.00%, 06/01/32	$8,285	$ 9,245,982
5.00%, 06/01/33	8,970	10,130,554
5.00%, 06/01/34	9,775	11,162,158
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	7,820	7,952,961
		38,491,655
Oregon — 1.5%
County of Washington Oregon, GOL
5.00%, 06/01/39	9,760	11,062,455
5.00%, 06/01/41	8,905	9,962,836
Deschutes County Administrative School District No. 1 Bend-La Pine, GO
(GTD), 5.00%, 06/15/40	16,010	17,877,669
(GTD), 5.00%, 06/15/41	15,040	16,710,986
Port of Morrow Oregon, ARB, Series A, 5.15%, 10/01/26(c)	17,685	17,687,617
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO
(GTD), 5.00%, 06/15/41	8,000	8,960,519
(GTD), 5.00%, 06/15/42	6,000	6,688,207
		88,950,289
Pennsylvania — 2.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/32(c)	3,750	3,776,357
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 11/01/45	1,050	1,099,100
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.00%, 09/01/39	2,775	3,069,412
Commonwealth of Pennsylvania, GO
5.00%, 10/01/40	10,000	10,919,074
Series 1, 5.00%, 04/01/29	8,220	8,759,648
Series 1, 5.00%, 04/01/42	10,000	11,195,395
Series 1, 5.00%, 04/01/43	10,045	11,184,368
Series B, 5.00%, 08/15/39	4,025	4,506,208
Lancaster County Hospital Authority, RB
5.00%, 11/01/37	1,205	1,257,550
5.00%, 11/01/39	1,000	1,038,470
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, 5.25%, 11/01/43	17,000	18,305,648
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	9,300	10,024,927
Series 149A, Sustainability Bonds, 6.50%, 10/01/55	17,709	20,103,967
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/46	5,900	6,214,035
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	7,500	7,610,395
Series A, Subordinate, 5.00%, 12/01/44	18,190	18,859,257
Pennsylvania Turnpike Commission, RB, CAB, Sub- Series A-2, Convertible, Restructured, 5.13%, 12/01/40(i)	2,680	2,793,806
Security	Par (000)	Value
Pennsylvania (continued)
School District of Philadelphia, Refunding GOL
Series C, (SAW), 5.00%, 09/01/30	$8,600	$ 9,327,828
Series C, (SAW), 5.00%, 09/01/31	6,325	6,949,663
		156,995,108
Puerto Rico — 1.1%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,409,275
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,682,115
Series A-1, Restructured, 4.00%, 07/01/35	8,168	8,239,340
Series A-1, Restructured, 4.00%, 07/01/37	20,180	20,248,636
		63,579,366
South Carolina — 4.1%
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	1,245	1,273,645
6.00%, 10/01/51	3,000	3,033,326
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	48,600	52,147,061
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(b)	84,000	90,368,720
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(c)	10,135	9,243,368
Series A, 5.25%, 11/01/41	13,985	15,468,098
Series A, 5.25%, 11/01/43	27,170	29,836,260
South Carolina Jobs-Economic Development Authority, Refunding RB
5.25%, 11/15/37	3,005	3,044,591
5.00%, 12/01/46	13,070	13,497,341
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	9,770	11,058,889
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	8,125	8,841,320
		237,812,619
South Dakota — 0.2%
South Dakota Conservancy District, RB
Series B, 5.00%, 08/01/43	5,485	5,914,795
Series B, 5.00%, 08/01/44	5,735	6,151,126
		12,065,921
Tennessee — 1.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB
5.00%, 07/01/32	1,755	1,931,310
5.00%, 07/01/34	2,120	2,373,206
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/39	5,520	6,137,973
5.00%, 07/01/40	3,900	4,317,248
5.00%, 07/01/41	3,225	3,552,159
5.00%, 07/01/42	2,380	2,610,018
5.00%, 07/01/43	3,415	3,730,148
Metropolitan Government of Nashville & Davidson County Tennessee, GO, Series B, 4.00%, 01/01/39	6,365	6,488,586
Schedule of Investments

Schedule of Investments (continued)
June 30, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, Series B, 4.00%, 01/01/41	$8,000	$ 8,155,267
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/36	735	821,601
Series B, AMT, 5.00%, 07/01/37	535	593,673
Series B, AMT, 5.00%, 07/01/38	880	969,544
Series B, AMT, 5.00%, 07/01/39	1,005	1,101,385
Series B, AMT, 5.00%, 07/01/40	820	894,047
Series B, AMT, 5.00%, 07/01/41	1,005	1,093,628
Series B, AMT, 5.00%, 07/01/42	1,135	1,228,928
Series B, AMT, 5.00%, 07/01/43	1,635	1,762,239
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	27,095	28,649,581
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	9,775	10,387,706
Tennessee Housing Development Agency, Refunding RB, S/F Housing
Series 1A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	8,380	9,167,615
Series 3A, Sustainability Bonds, 6.25%, 01/01/54	4,405	4,736,570
Tennessee State School Bond Authority, RB, Series A, (ST INTERCEPT), 5.00%, 11/01/42	4,640	4,743,906
		105,446,338
Texas — 14.7%
Allen Independent School District, GO, (PSF), 5.00%, 02/15/42	1,100	1,202,378
Arlington Higher Education Finance Corp., RB(c)(g)(h)
7.88%, 11/01/62	9,425	5,655,000
Series A, 5.30%, 04/01/62	6,415	3,207,500
Athens Independent School District, GO
(PSF), 5.00%, 02/15/40	2,735	3,045,996
(PSF), 5.00%, 02/15/41	2,870	3,172,622
(PSF), 5.00%, 02/15/42	3,020	3,322,253
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/43	11,035	11,870,902
Cedar Hill Independent School District, GO, (PSF), 5.00%, 02/15/43	2,000	2,166,426
City of Austin Texas Airport System Revenue, Refunding ARB
Series B, 5.00%, 11/15/34	1,665	1,862,020
Series B, 5.00%, 11/15/35	1,730	1,946,780
Series B, 5.00%, 11/15/36	1,140	1,274,106
Series B, 5.00%, 11/15/39	2,225	2,444,148
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/40	15,560	16,940,438
City of Austin Texas Water & Wastewater System Revenue, Refunding RB
5.00%, 11/15/34	3,145	3,600,394
5.00%, 11/15/35	2,905	3,348,641
5.00%, 11/15/36	2,155	2,481,654
5.00%, 11/15/39	4,875	5,330,392
Series C, 5.00%, 11/15/45	1,145	1,193,433
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, 5.25%, 07/01/40	4,000	4,423,927
Series A, AMT, Subordinate Lien, 5.25%, 07/01/41	4,135	4,548,304
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	11,086,440
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB (continued)
Series A, 5.25%, 02/01/41	$25,625	$ 28,270,010
Series A, 5.25%, 02/01/42	9,150	10,050,680
City of Tyler Texas Water & Sewer System Revenue, RB
5.00%, 09/01/41	1,385	1,511,732
5.00%, 09/01/42	1,455	1,583,395
Clear Creek Independent School District, Refunding GO
(PSF), 5.00%, 02/15/40	4,530	5,038,719
(PSF), 5.00%, 02/15/41	8,000	8,840,251
Conroe Independent School District, GO
(PSF), 5.00%, 02/15/41	5,000	5,510,691
(PSF), 5.00%, 02/15/42	2,810	3,085,283
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	10,000	10,220,296
County of Harris Texas, Refunding GOL
Series A, 5.00%, 09/15/39	6,150	6,916,553
Series A, 5.00%, 09/15/40	6,325	7,065,040
Dallas Fort Worth International Airport, Refunding ARB
Series A-1, AMT, 5.25%, 11/01/38	3,905	4,331,900
Series A-1, AMT, 5.25%, 11/01/40	27,375	30,081,544
Series A-1, AMT, 5.25%, 11/01/41	24,125	26,419,734
Series A-1, AMT, 5.25%, 11/01/42	7,500	8,176,776
Series A-1, AMT, 5.25%, 11/01/43	10,500	11,400,886
Series A-1, AMT, 5.25%, 11/01/44	24,130	26,021,247
East Central Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/42	2,720	2,973,086
Garland Independent School District, GO, Series A, (PSF), 5.00%, 02/15/39	2,110	2,306,958
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/48	6,100	6,208,305
Hurst-Euless-Bedford Independent School District, GO, (PSF), 4.00%, 08/15/41	12,585	12,680,597
Irving Independent School District, GO
(PSF), 5.00%, 02/15/41	5,250	5,703,521
(PSF), 5.00%, 02/15/43	4,000	4,317,672
Lower Colorado River Authority, Refunding RB
5.00%, 05/15/44	4,675	4,718,330
Series A, (BAM), 5.00%, 05/15/41	8,420	9,322,543
Series A, (BAM), 5.25%, 05/15/42	10,320	11,593,092
Series A, 5.50%, 05/15/47	5,000	5,352,168
New Caney Independent School District, Refunding GO, (PSF), 5.00%, 02/15/42	2,000	2,170,180
New Hope Cultural Education Facilities Finance Corp., RB
Class A, 5.25%, 08/15/40	6,270	7,054,048
Class A, 5.25%, 08/15/41	5,340	5,978,641
Class A, 5.25%, 08/15/42	5,000	5,571,045
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	580	601,940
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	20,000	21,490,548
Series A, 5.00%, 01/01/43	10,845	11,059,716
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/41	17,155	18,749,969
Port Authority of Houston of Harris County Texas, ARB
1st Lien, 5.00%, 10/01/40	1,330	1,450,274

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Port Authority of Houston of Harris County Texas, ARB (continued)
1st Lien, 5.00%, 10/01/41	$4,580	$ 4,981,184
Red Oak Independent School District, GO, 5.00%, 02/15/41	4,305	4,753,798
San Antonio Water System, Refunding RB
Series C, Junior Lien, 5.00%, 05/15/43	13,435	14,819,783
Series C, Junior Lien, 5.00%, 05/15/44	5,000	5,482,253
State of Texas, Refunding GO
5.00%, 10/01/39	25,800	29,063,873
5.00%, 10/01/40	7,625	8,551,425
5.00%, 10/01/41	23,220	25,969,877
Series B, 5.00%, 08/01/39	5,475	6,092,267
Tarrant County Cultural Education Facilities Finance Corp., RB
5.50%, 11/15/47	12,790	13,675,159
Series A, 5.00%, 11/15/38	4,650	5,192,447
Series A, 5.00%, 11/15/39	4,000	4,443,416
Series A, 5.00%, 11/15/40	4,475	4,944,663
Series B, 5.00%, 07/01/43	40,510	41,708,505
Series B, 5.00%, 07/01/48	22,110	22,545,768
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 11/15/51(b)	74,785	83,443,191
Series A, 5.00%, 02/15/41	15,900	15,928,038
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/42	2,000	2,229,577
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	25,055	27,105,341
Series B, (GNMA), 6.00%, 03/01/53	8,665	9,437,685
Series B, (GNMA), 6.00%, 01/01/56	13,305	14,777,242
Texas Transportation Finance Corp., Refunding RB
Subordinate, 5.00%, 10/01/41	24,105	26,689,056
Subordinate, 5.00%, 10/01/42	18,600	20,525,031
Texas Water Development Board RB, Series A, 4.00%, 10/15/42	3,000	3,014,821
Texas Water Development Board, RB
5.00%, 10/15/44	9,200	10,094,496
Series A, 4.00%, 10/15/41	6,800	6,850,708
Series A, 5.00%, 10/15/42	4,210	4,294,751
Series A, 5.00%, 10/15/43	4,400	4,516,445
Trinity River Authority, RB, 5.00%, 02/01/42	1,500	1,645,787
		850,727,711
Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/36	2,110	2,349,202
Series A, AMT, 5.00%, 07/01/37	6,610	6,790,247
County of Utah, RB, Series A, 5.00%, 05/15/43	11,860	12,427,758
County of Utah, Refunding RB, 5.00%, 05/15/41	22,375	22,390,947
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(c)	4,880	4,423,667
Utah Charter School Finance Authority, Refunding RB, 5.25%, 06/15/37(c)	3,795	3,738,502
		52,120,323
Security	Par (000)	Value
Vermont — 0.1%
East Central Vermont Telecommunications District, RB, Series A, 4.25%, 12/01/40(c)	$4,030	$ 3,579,935
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	3,811	4,100,964
		7,680,899
Virginia — 0.8%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	693	696,426
City of Richmond VA Public Utility Revenue, Refunding RB, Series B, 5.00%, 01/15/33	5,070	5,736,851
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	2,460	2,700,404
University of Virginia, Refunding RB, Series A, 5.00%, 04/01/47	9,630	9,719,578
Virginia College Building Authority, RB, 5.00%, 02/01/42	4,000	4,286,077
Virginia Commonwealth Transportation Board, RB, 5.00%, 05/15/42	5,000	5,447,847
Virginia Port Authority, RB, 5.00%, 07/01/41	2,925	3,243,506
Virginia Public Building Authority, ARB, Series A, 4.00%, 08/01/38	4,625	4,669,092
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/41	3,195	3,224,315
Series A, 5.00%, 08/01/41	6,750	7,471,968
		47,196,064
Washington — 2.1%
Franklin County School District No. 1 Pasco, Refunding GO, (GTD), 5.50%, 12/01/40	13,250	14,997,776
Pierce County School District No. 403 Bethel, GO, (GTD), 4.00%, 12/01/38	5,375	5,411,365
Port of Seattle Washington, ARB
Series B, AMT, Intermediate Lien, 5.00%, 10/01/35	3,000	3,356,777
Series B, AMT, Intermediate Lien, 5.00%, 10/01/38	6,000	6,588,110
Series B, AMT, Intermediate Lien, 5.00%, 10/01/39	5,000	5,461,826
Series B, AMT, Intermediate Lien, 5.00%, 10/01/40	7,000	7,607,084
Series B, Intermediate Lien, (AGM), 5.00%, 05/15/41	2,000	2,149,273
Seattle Housing Authority, RB, M/F Housing, 5.00%, 12/01/29	6,550	6,835,929
State of Washington, GO
Series 2020A, 5.00%, 08/01/40	5,000	5,242,191
Series C, 5.00%, 02/01/42	2,020	2,148,129
Series E, 5.00%, 08/01/42	15,000	16,820,254
Series F, 5.00%, 06/01/38	4,345	4,968,187
Series F, 5.00%, 06/01/39	9,755	11,092,134
Series F, 5.00%, 06/01/45	3,795	3,996,323
State of Washington, Refunding GO
Series R, 5.00%, 08/01/38	7,725	8,840,177
Series R, 5.00%, 08/01/39	6,135	6,981,410
Series R, 5.00%, 08/01/40	5,000	5,649,679
		118,146,624
Wisconsin — 0.7%
Public Finance Authority, RB(c)
6.25%, 10/01/31(g)(h)	1,715	171,500
7.00%, 10/01/47(g)(h)	1,715	171,500
Series A, 7.00%, 07/01/33	6,580	5,837,516
Series A, 7.00%, 11/01/46(g)(h)	6,385	2,234,750
Series A, 5.63%, 06/15/49	11,490	11,546,648
Schedule of Investments

Schedule of Investments (continued)
June 30, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
State of Wisconsin, GO, Series A, 5.00%, 05/01/38	$11,285	$ 12,864,926
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	6,035	6,587,061
		39,413,901
Total Municipal Bonds — 92.7% (Cost: $5,224,139,585)		5,346,944,319
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 1.2%
Black Belt Energy Gas District, Refunding RB, Series D, 5.00%, 12/01/55(b)	65,000	68,667,244
California — 0.7%
California State University, RB, Series A, 5.00%, 11/01/49	40,470	41,829,703
District of Columbia — 0.9%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	52,386,280
Massachusetts — 0.9%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	50,000	53,416,505
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.7% (Cost: $220,478,398)		216,299,732

	Shares
Warrants
Construction & Engineering — 0.1%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(h)(k)	2,447,317	4,894,634
Total Warrants — 0.1% (Cost: $ — )		4,894,634
Total Long-Term Investments — 99.3% (Cost: $5,601,178,878)		5,728,048,685
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.55%(a)(l)	153,902,612	$ 153,918,002
Total Short-Term Securities — 2.7% (Cost: $153,844,302)		153,918,002
Total Investments — 102.0% (Cost: $5,755,023,180)		5,881,966,687
Other Assets Less Liabilities — 0.4%		25,397,601
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.4)%		(138,502,917)
Net Assets — 100.0%		$ 5,768,861,371

(a)	Affiliate of the Fund.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 323,599,501	$ —	$ (169,681,499)(a)	$ 14,859	$ (14,859)	$ 153,918,002	153,902,612	$ 4,923,154	$ —
iShares High Yield Muni Active ETF	—	50,105,895	—	—	2,184,105	52,290,000	1,050,000	2,228,525	—
iShares National Muni Bond ETF	—	197,817,736	(91,672,100)	309,364	1,165,000	107,620,000	1,000,000	876,894	—
				$ 324,223	$ 3,334,246	$ 313,828,002		$ 8,028,573	$ —

(a)	Represents net amount purchased (sold).

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 159,910,000	$ —	$ —	$ 159,910,000
Municipal Bonds	—	5,346,944,319	—	5,346,944,319
Municipal Bonds Transferred to Tender Option Bond Trusts	—	216,299,732	—	216,299,732
Warrants	—	—	4,894,634	4,894,634
Short-Term Securities
Money Market Funds	153,918,002	—	—	153,918,002
	$313,828,002	$5,563,244,051	$4,894,634	$5,881,966,687
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $137,369,982 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
June 30, 2026
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 11.0%
Black Belt Energy Gas District, RB
Series A, 5.25%, 01/01/54(a)	$2,000	$ 2,122,958
Series B, 5.00%, 12/01/34	2,525	2,711,525
Series C-1, 5.25%, 02/01/53(a)	8,570	9,006,420
Series F, 5.25%, 12/01/26	5,140	5,183,647
Black Belt Energy Gas District, Refunding RB
Series D2, 3.83%, 07/01/52(a)	2,650	2,659,118
Series H, 5.00%, 12/01/31	2,470	2,590,371
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/29	1,250	1,326,293
Energy Southeast A Cooperative District, RB
Series B, 5.00%, 12/01/26	100	100,734
Series B, 5.00%, 06/01/27	115	116,941
Series B, 5.00%, 12/01/27	100	102,590
Series B, 5.00%, 06/01/28	240	248,094
Series B, 5.00%, 12/01/28	250	260,021
Series B, 5.00%, 11/01/33	2,545	2,711,875
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54(a)	5,700	5,981,805
Series A-1, 5.00%, 12/01/26	1,000	1,007,342
Series B, 5.00%, 01/01/54(a)	10,000	10,565,385
Series B-2, 4.23%, 05/01/53(a)	2,950	2,956,022
Series E, 5.00%, 10/01/30	5,485	5,858,679
		55,509,820
Arizona — 0.7%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, 5.00%, 07/01/34	285	285,000
Chandler Industrial Development Authority, RB, AMT, 4.00%, 06/01/49(a)	3,300	3,351,529
		3,636,529
California — 6.5%
California Community Choice Financing Authority, RB, Sustainability Bonds, 4.39%, 12/01/53(a)	7,000	7,152,584
California Housing Finance Agency, RB, M/F Housing, 3.60%, 12/01/26(a)(b)	5,000	5,000,170
California Infrastructure & Economic Development Bank, RB, Class C, AMT, 3.50%, 01/01/65(a)(c)	4,775	4,773,661
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(c)	3,185	2,086,175
California Pollution Control Financing Authority, RB, Series A, AMT, 4.25%, 07/01/31(a)	2,475	2,502,340
California Pollution Control Financing Authority, Refunding RB, AMT, 2.88%, 07/01/43(a)(c)	490	489,717
California Statewide Communities Development Authority, RB, 5.00%, 10/01/28(c)	2,000	2,094,446
City of Los Angeles Department of Airports, ARB
AMT, 5.00%, 05/15/29	625	627,527
AMT, 5.00%, 05/15/30	570	572,304
AMT, 5.00%, 05/15/35	985	989,006
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.00%, 05/15/34	1,000	1,125,217
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, Refunding RB, Series F, AMT, Subordinate, 5.00%, 05/15/34	$2,180	$ 2,452,973
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/33	950	1,055,296
Southern California Public Power Authority, RB, Sustainability Bonds, 5.00%, 11/01/33	1,785	1,904,221
		32,825,637
Colorado — 3.2%
Colorado Health Facilities Authority, RB(a)
Class A, 5.00%, 11/15/60	1,500	1,617,739
Series A, 5.00%, 11/15/59	4,385	4,682,672
Series B-2, 5.00%, 08/01/49	4,715	4,720,285
Denver City & County Housing Authority, RB, M/F Housing, Class A, 5.00%, 06/01/29	820	853,106
Denver City & County School District No. 1, GO, (SAW), 5.00%, 12/01/35	3,355	3,385,663
E-470 Public Highway Authority, Refunding RB, CAB, Series A-2, 09/01/35(d)(e)	1,195	867,877
		16,127,342
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series B, 5.00%, 07/01/49(a)	5,000	5,305,547
State of Connecticut, GO, Series A, 5.00%, 03/15/35	770	887,529
		6,193,076
Delaware — 0.1%
Delaware State Economic Development Authority, Refunding RB, Series A, 4.00%, 10/01/45(a)	560	565,925
District of Columbia — 1.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, 3.20%, 09/01/40(a)	430	430,044
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.00%, 02/28/27	865	873,752
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/34	1,595	1,776,380
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/34	1,790	1,823,222
		4,903,398
Florida — 1.6%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	4,225	4,286,756
Florida Development Finance Corp., RB, AMT, 4.35%, 04/01/37(a)	1,000	1,007,128
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,415,556
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.00%, 11/15/34	290	329,252
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	410,634
School District of Broward County, Refunding COP, Series A, 5.00%, 07/01/32	405	405,000
		7,854,326

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 3.6%
City of Atlanta GA Water & Wastewater Revenue, Refunding RB, Sustainability Bonds, 5.00%, 11/01/32	$925	$ 1,043,972
Development Authority of Burke County, RB(a)
3.00%, 10/01/32	1,150	1,153,297
3.38%, 11/01/48	180	180,540
Georgia Housing & Finance Authority, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 3.95%, 06/01/35	445	450,839
Main Street Energy, Inc., RB
Series A, 5.00%, 10/01/33	1,270	1,352,313
Series D, 5.00%, 12/01/33	1,285	1,358,504
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	5,000	5,260,668
Series B, 5.00%, 07/01/53	7,045	7,434,178
		18,234,311
Idaho — 1.0%
Idaho Health Facilities Authority, RB, Class C, 5.00%, 03/01/60(a)	4,650	5,158,161
Illinois — 2.3%
Chicago O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/31	2,355	2,541,516
City of Chicago Illinois, Refunding GO, Series A, 5.00%, 01/01/27	655	658,998
Illinois Finance Authority, RB
5.00%, 08/01/31	1,295	1,414,209
Series A, Sustainability Bonds, 5.00%, 01/01/35	1,250	1,438,657
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	314,292
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	265,068
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	379,951
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	405,526
Rock Island County School District No. 41 Rock Island/Milan, GO, Series A, (AGM), 5.00%, 01/01/31	125	135,162
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/32	1,055	1,159,383
State of Illinois, GO, Series D, 5.00%, 11/01/28	2,920	3,007,572
		11,720,334
Indiana — 2.3%
Indiana Finance Authority, RB, Sustainability Bonds, 5.00%, 10/01/34	1,725	1,732,305
Indiana Finance Authority, Refunding RB
5.00%, 02/01/35	750	866,902
Series D-3, 5.00%, 10/01/59(a)	6,000	6,662,733
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/35	2,100	2,393,424
		11,655,364
Kansas — 0.2%
University of Kansas Hospital Authority, RB, Class B, 5.00%, 03/01/55(a)	685	729,828
Kentucky — 1.8%
Kentucky Economic Development Finance Authority, Refunding RB, AMT, 2.90%, 04/01/31(a)	2,095	2,095,000
Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Energy Authority, Refunding RB, Series A, 5.25%, 06/01/55(a)	$2,585	$ 2,738,842
Louisville/Jefferson County Metropolitan Government, RB, 02/01/35(d)	750	749,742
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series I, 5.00%, 10/01/30	3,395	3,409,825
		8,993,409
Maryland — 1.5%
City of Baltimore, Refunding RB, Series C, 5.00%, 07/01/29	2,905	2,932,515
Maryland Economic Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	1,000	1,027,614
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series A, (FHA 542(C)), 3.85%, 07/01/34	3,435	3,511,031
		7,471,160
Massachusetts — 1.0%
Massachusetts Development Finance Agency, Refunding RB, Series B-2, 10/01/42(a)(d)	1,195	1,313,790
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,000	1,000,000
Series B, AMT, 5.00%, 07/01/26	1,250	1,250,000
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/28	500	516,494
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C2, Sustainability Bonds, (HUD SECT 8), 4.00%, 12/01/27	1,005	1,009,141
		5,089,425
Michigan — 2.9%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/32	910	915,638
Michigan State Hospital Finance Authority, Refunding RB, Series B-1, 5.00%, 08/15/55(a)	1,385	1,518,846
Michigan State Housing Development Authority, RB, S/F Housing
Series C, Sustainability Bonds, 3.55%, 12/01/33	1,885	1,888,995
Series C, Sustainability Bonds, 3.60%, 06/01/34	1,665	1,668,051
Series C, Sustainability Bonds, 3.70%, 12/01/34	1,130	1,137,059
Series C, Sustainability Bonds, 3.85%, 06/01/35	1,100	1,110,043
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/29	6,015	6,219,431
		14,458,063
Minnesota — 0.2%
City of Rochester, RB, Series A, 5.00%, 11/15/33	1,060	1,193,076
Missouri — 0.9%
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/30	4,200	4,391,195
Nevada(a) — 2.2%
County of Washoe Nevada, Refunding RB
Series B, 3.63%, 03/01/36	3,725	3,768,601
Series C, 4.13%, 03/01/36	2,000	2,035,443
Series F, 4.13%, 03/01/36	5,030	5,119,139
		10,923,183
Schedule of Investments

Schedule of Investments (continued)
June 30, 2026
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire(a) — 1.1%
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Class A-1, 4.42%, 02/20/43	$1,554	$ 1,581,076
1st Series, Subordinate, 5.13%, 01/28/43	1,400	1,416,581
Series 1, Sustainability Bonds, 4.13%, 04/20/43	2,838	2,775,827
		5,773,484
New Jersey — 9.4%
Middlesex County Improvement Authority, RB, M/F Housing, Class IC, 5.50%, 06/01/30(c)	1,000	1,014,629
New Jersey Economic Development Authority, RB, 5.00%, 06/15/29	1,000	1,065,961
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	10,702,520
Series RRR, 5.00%, 03/01/28	6,000	6,249,473
New Jersey Higher Education Student Assistance Authority, Refunding RB
AMT, 5.00%, 12/01/31	750	809,669
Series 1A, AMT, 5.00%, 12/01/33	2,550	2,786,745
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series B, Sustainability Bonds, (HUD SECT 8), 3.50%, 05/01/29	3,120	3,157,621
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series M, Sustainability Bonds, 4.05%, 04/01/33	640	660,999
Series M, Sustainability Bonds, 4.10%, 10/01/33	665	682,046
Series M, Sustainability Bonds, 4.20%, 04/01/34	2,160	2,222,630
Series M, Sustainability Bonds, 4.20%, 10/01/34	830	852,072
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(b)	1,425	1,511,580
Series A, 5.00%, 06/15/30	6,000	6,008,692
Series A, 0.00%, 12/15/34(e)	3,155	2,364,567
Series BB, 5.00%, 06/15/29	1,570	1,655,834
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	4,360	4,366,122
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/29	1,355	1,408,007
		47,519,167
New Mexico — 1.0%
City of Farmington New Mexico, Refunding RB, Series C, 3.88%, 06/01/40(a)	5,115	5,225,487
New York — 10.2%
City of New York, GO, Sub-Series G-1, 5.00%, 02/01/35	2,250	2,566,064
City of New York, Refunding GO, Sub-Series F-1, 5.00%, 08/01/35	1,000	1,144,295
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sub-Series B-1, Sustainability Bonds, 5.00%, 11/15/31	275	277,212
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/34	2,500	2,856,171
Series D, 5.00%, 11/15/27	4,630	4,668,146
New York City Housing Development Corp., RB, M/F Housing(a)
Sustainability Bonds, (HUD SECT 8), 3.13%, 11/01/65	700	701,602
Sustainability Bonds, 3.25%, 11/01/65	3,250	3,269,879
Series A-2, Sustainability Bonds, 3.70%, 05/01/63	5,000	5,002,512
Series C-2, Sustainability Bonds, 3.75%, 05/01/65	2,435	2,465,650
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	1,008,067
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.00%, 05/01/35	$1,270	$ 1,453,144
Series A2, Subordinate, 5.00%, 05/01/35	1,600	1,686,079
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB
Subordinate, 5.00%, 11/01/30	2,000	2,180,945
Subordinate, 5.00%, 11/01/32	760	850,861
Series A-1, Subordinate, 5.00%, 11/01/34	1,825	2,083,372
New York State Dormitory Authority, RB
Class A, (AGM SAW), 5.00%, 10/01/34	1,500	1,718,277
Series A, 5.00%, 03/15/35	1,305	1,310,759
New York State Housing Finance Agency, RB, M/F Housing(a)
Series A-1, 3.60%, 11/01/44	2,500	2,521,944
Series A-2, Sustainability Bonds, 3.45%, 06/15/54	4,000	4,029,393
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/31	3,000	3,224,685
Series A, AMT, 5.00%, 07/01/30	995	996,005
Series A, AMT, 5.00%, 07/01/34	1,000	1,000,795
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,033,016
Suffolk Tobacco Asset Securitization Corp., Refunding RB
5.00%, 06/01/30	475	511,310
5.00%, 06/01/31	975	1,065,025
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/35	2,030	2,065,834
		51,691,042
North Carolina — 1.3%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB, AMT, 3.13%, 12/01/27(a)	4,635	4,631,708
North Carolina Turnpike Authority, Refunding RB, Senior Lien, 5.00%, 01/01/30	250	261,846
State of North Carolina, Refunding RB, 5.00%, 03/01/35	1,640	1,890,024
		6,783,578
Ohio — 2.6%
Ohio Air Quality Development Authority, RB, AMT, 2.60%, 06/01/41(a)	1,000	970,072
Ohio Air Quality Development Authority, Refunding RB
4.00%, 09/01/30(a)	4,120	4,148,613
AMT, 3.70%, 10/01/28	4,330	4,368,144
Series A, AMT, 4.25%, 11/01/39(a)	3,825	3,858,402
		13,345,231
Oklahoma — 0.8%
Oklahoma City Public Property Authority, RB, 5.00%, 06/01/31	3,070	3,386,973
Oklahoma Housing Finance Agency, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 3.55%, 03/01/30	465	469,505
		3,856,478
Oregon — 1.6%
Lane County School District No. 19 Springfield, GO, CAB, Series B, (GTD), 0.00%, 06/15/33(e)	1,650	1,330,534
Oregon State Lottery, Refunding RB, Series A, 5.00%, 04/01/35	2,400	2,780,126
Port of Morrow Oregon, ARB, Series A, 5.15%, 10/01/26(c)	1,910	1,910,283

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon (continued)
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	$1,580	$ 1,697,744
State of Oregon Housing & Community Services Department, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 3.75%, 07/01/31	380	386,140
		8,104,827
Pennsylvania — 5.3%
Allegheny County Hospital Development Authority, RB, Series D2, Class D, 3.25%, 11/15/26(a)	3,850	3,840,885
City of Philadelphia PA Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,040,889
Pennsylvania Economic Development Financing Authority, RB, AMT, 07/01/51(a)(d)	1,600	1,599,817
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 5.00%, 03/15/60(a)	6,525	7,183,818
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	1,981,588
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 149A, Sustainability Bonds, 5.25%, 04/01/32	625	685,434
Series 149A, Sustainability Bonds, 5.25%, 10/01/32	725	798,766
Series 149A, Sustainability Bonds, 5.25%, 04/01/33	1,145	1,263,077
Series 149A, Sustainability Bonds, 5.25%, 10/01/33	1,410	1,562,488
School District of Philadelphia, GOL, Series A, (SAW), 5.00%, 09/01/29	1,350	1,439,224
School District of Philadelphia, Refunding GOL
Series C, (SAW), 5.00%, 09/01/31	1,575	1,730,548
Series F, (SAW), 5.00%, 09/01/28	2,700	2,710,193
State Public School Building Authority, Refunding RB, Series B, (AGM SAW), 5.00%, 06/01/29	740	782,972
		26,619,699
Rhode Island — 0.1%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (SAP), 5.00%, 09/15/28	295	296,116
South Carolina — 1.2%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/01/34	4,345	4,864,371
South Carolina Jobs-Economic Development Authority, Refunding RB, Series B-2, 5.00%, 11/01/49(a)	1,050	1,157,855
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/29	245	245,307
		6,267,533
Texas — 12.9%
Allen Independent School District, GO, (PSF), 5.00%, 02/15/35	95	95,149
Austin Independent School District, Refunding GO, (PSF), 5.00%, 08/01/30	275	275,520
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/33	1,990	2,257,917
City of Galveston Texas Wharves & Terminal Revenue, ARB, Series A, AMT, 1st Lien, 5.00%, 08/01/30	1,430	1,518,523
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.00%, 07/01/35	3,325	3,711,958
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	1,000	1,015,402
Dallas Fort Worth International Airport, Refunding RB, Series C, AMT, 5.00%, 11/01/32	5,200	5,710,915
Del Mar College District, GOL, Series B, 5.00%, 08/15/30	505	506,282
Security	Par (000)	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class C, 5.00%, 07/01/54(a)	$5,000	$ 5,276,556
Harris County Industrial Development Corp., Refunding RB, 4.05%, 11/01/50(a)	1,875	1,956,885
Houston Independent School District, Refunding GOL, (PSF), 5.00%, 02/15/27	285	289,336
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/26(e)	850	846,927
Matagorda County Navigation District No. 1, Refunding RB
Series B-1, 4.00%, 06/01/30	3,000	3,001,625
Series B-2, 4.00%, 06/01/30	1,895	1,896,026
AMT, 4.25%, 05/01/30	1,145	1,185,400
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/27	6,000	6,073,045
Port Authority of Houston of Harris County Texas, Refunding GO, Series A, AMT, 5.00%, 10/01/27	1,020	1,045,167
San Antonio Independent School District, Refunding GO, (PSF), 5.00%, 08/15/30	320	320,836
State of Texas, Refunding GO, 08/01/31(d)	2,545	2,768,471
Tarrant County Cultural Education Facilities Finance Corp., RB, Series C, 5.00%, 11/15/64(a)	2,400	2,654,896
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 10/01/28	430	446,000
5.00%, 10/01/29	450	472,506
5.00%, 10/01/30	950	1,009,115
5.00%, 10/01/33	1,200	1,305,106
5.00%, 11/15/51(a)	5,175	5,694,782
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB
5.00%, 12/15/28	5,130	5,333,501
5.00%, 12/15/29	3,785	3,958,914
Texas Municipal Gas Acquisition and Supply Corp., II, RB(a)
3.50%, 09/15/27	1,560	1,564,639
Series C, 3.28%, 09/15/27	1,445	1,447,956
Texas State University System, Refunding RB, Series A, 5.00%, 03/15/33	1,300	1,464,084
		65,103,439
Utah — 0.9%
City of Salt Lake City UT Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/35	1,575	1,760,877
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.00%, 06/01/35	1,375	1,567,097
Series B, 2nd Lien, (AGM), 5.00%, 06/01/35	955	1,086,830
		4,414,804
Virginia — 0.6%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.00%, 07/01/26(f)	1,555	1,555,000
Virginia Public School Authority, RB, Series 2022, (SAW), 4.00%, 02/01/34	1,600	1,658,546
		3,213,546
Washington — 2.2%
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/34	1,000	1,149,148
Port of Seattle Washington, ARB, Series B, AMT, Intermediate Lien, 5.00%, 10/01/34	1,890	2,104,927
Seattle Housing Authority, RB, M/F Housing, 5.00%, 12/01/29	950	991,471
Schedule of Investments

Schedule of Investments (continued)
June 30, 2026
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
State of Washington, GO, Series E, (XLCA), 0.00%, 12/01/28(e)	$1,000	$ 935,715
Vancouver Housing Authority, RB, M/F Housing
5.00%, 08/01/32	370	391,198
5.00%, 08/01/35	465	497,972
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/26	1,375	1,379,321
Series B-3, 5.00%, 08/01/49(a)	3,730	3,733,757
		11,183,509
Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(c)	1,000	1,000,000
Total Municipal Bonds — 96.6% (Cost: $480,777,311)		488,031,502

	Shares
Warrants
Construction & Engineering — 0.1%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(g)(h)	150,513	301,026
Total Warrants — 0.1% (Cost: $ — )		301,026
Total Long-Term Investments — 96.7% (Cost: $480,777,311)		488,332,528
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.55%(i)(j)	21,154,161	$ 21,156,276
Total Short-Term Securities — 4.2% (Cost: $21,156,276)		21,156,276
Total Investments — 100.9% (Cost: $501,933,587)		509,488,804
Liabilities in Excess of Other Assets — (0.9)%		(4,352,420)
Net Assets — 100.0%		$ 505,136,384

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 17,798,542	$ 3,357,734 (a)	$ —	$ —	$ —	$ 21,156,276	21,154,161	$ 419,973	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 488,031,502	$ —	$ 488,031,502
Warrants	—	—	301,026	301,026

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
June 30, 2026
BlackRock Short Duration Muni Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 21,156,276	$ —	$ —	$ 21,156,276
	$21,156,276	$488,031,502	$301,026	$509,488,804
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
June 30, 2026

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short Duration Muni Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 1,142,824,254	$ 5,568,138,685	$ 488,332,528
Investments, at value — affiliated(b)	16,849,963	313,828,002	21,156,276
Cash	7,888	—	—
Receivables:
Investments sold	1,083,290	6,469,854	—
Capital shares sold	1,523,855	6,448,794	888,794
Dividends — affiliated	44,364	388,866	41,882
Interest — unaffiliated	11,866,874	72,329,606	4,581,029
Prepaid expenses	52,555	136,694	63,371
Total assets	1,174,253,043	5,967,740,501	515,063,880
ACCRUED LIABILITIES
Payables:
Investments purchased	1,584,855	41,761,050	8,288,858
Accounting services fees	40,698	132,659	21,241
Capital shares redeemed	2,394,922	13,364,368	845,414
Custodian fees	2,842	15,217	1,326
Income dividend distributions	594,499	2,176,735	554,365
Interest expense and fees	373,919	1,132,935	—
Investment advisory fees	351,071	1,700,324	84,932
Directors’ and Officer’s fees	17,507	304,141	1,941
Other accrued expenses	9,234	32,469	7,666
Professional fees	35,837	33,705	21,417
Service and distribution fees	94,218	358,076	42,844
Transfer agent fees	175,071	497,469	57,492
Total accrued liabilities	5,674,673	61,509,148	9,927,496
OTHER LIABILITIES
TOB Trust Certificates	67,969,996	137,369,982	—
Total liabilities	73,644,669	198,879,130	9,927,496
Commitments and contingent liabilities
NET ASSETS	$ 1,100,608,374	$ 5,768,861,371	$ 505,136,384
NET ASSETS CONSIST OF
Paid-in capital	$ 1,207,493,996	$ 6,743,442,534	$ 522,199,958
Accumulated loss	(106,885,622)	(974,581,163)	(17,063,574)
NET ASSETS	$ 1,100,608,374	$ 5,768,861,371	$ 505,136,384
(a) Investments, at cost—unaffiliated	$1,137,735,168	$5,444,617,983	$480,777,311
(b) Investments, at cost—affiliated	$16,849,963	$310,405,197	$21,156,276

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
June 30, 2026

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short Duration Muni Fund
NET ASSET VALUE
Institutional
Net assets	$ 660,877,451	$ 2,953,581,731	$ 248,193,525
Shares outstanding	62,252,691	294,265,978	24,893,783
Net asset value	$ 10.62	$ 10.04	$ 9.97
Shares authorized	Unlimited	800 Million	150 Million
Par value	$0.10	$0.10	$0.10
Service
Net assets	N/A	$ 590,501	N/A
Shares outstanding	N/A	58,878	N/A
Net asset value	N/A	$ 10.03	N/A
Shares authorized	N/A	375 Million	N/A
Par value	N/A	$0.10	N/A
Investor A
Net assets	$ 367,905,759	$ 1,614,491,788	$ 201,108,442
Shares outstanding	34,633,153	160,744,794	20,156,402
Net asset value	$ 10.62	$ 10.04	$ 9.98
Shares authorized	Unlimited	800 Million	150 Million
Par value	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 49,006,079	N/A	$ 7,404,267
Shares outstanding	4,613,577	N/A	741,935
Net asset value	$ 10.62	N/A	$ 9.98
Shares authorized	Unlimited	N/A	150 Million
Par value	$0.10	N/A	$0.10
Investor C
Net assets	$ 14,374,621	$ 21,953,096	$ 1,893,677
Shares outstanding	1,353,708	2,185,521	196,357
Net asset value	$ 10.62	$ 10.04	$ 9.64
Shares authorized	Unlimited	375 Million	150 Million
Par value	$0.10	$0.10	$0.10
Class K
Net assets	$ 8,444,464	$ 1,178,244,255	$ 46,536,473
Shares outstanding	795,605	117,344,925	4,666,784
Net asset value	$ 10.61	$ 10.04	$ 9.97
Shares authorized	Unlimited	1.35 Billion	150 Million
Par value	$0.10	$0.10	$0.10
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended June 30, 2026

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short Duration Muni Fund
INVESTMENT INCOME
Dividends — unaffiliated	$—	$1,067,850	$—
Dividends — affiliated	635,309	8,028,573	419,973
Interest — unaffiliated	48,701,028	245,708,495	18,305,364
Total investment income	49,336,337	254,804,918	18,725,337
EXPENSES
Investment advisory	5,061,002	22,534,696	1,439,142
Service and distribution — class specific	1,170,015	4,479,423	537,019
Transfer agent — class specific	791,246	4,145,963	365,570
Portfolio investment fees	591,245	—	—
Accounting services	159,162	494,127	87,568
Professional	120,237	154,482	76,623
Registration	81,082	161,473	90,607
Printing and postage	37,360	44,473	26,358
Directors and Officer	16,800	103,416	8,258
Custodian	1,991	46,517	3,770
Miscellaneous	48,113	119,490	29,402
Total expenses excluding interest expense	8,078,253	32,284,060	2,664,317
Interest expense and fees — unaffiliated(a)	2,015,827	3,342,945	—
Total expenses	10,094,080	35,627,005	2,664,317
Less:
Fees waived and/or reimbursed by the Manager	(655,812)	(1,477,017)	(247,483)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(254,049)	(1,810,306)	(158,181)
Total expenses after fees waived and/or reimbursed	9,184,219	32,339,682	2,258,653
Net investment income	40,152,118	222,465,236	16,466,684
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,146,071)	(17,130,909)	1,925,677
Investments — affiliated	—	324,223	—
	(5,146,071)	(16,806,686)	1,925,677
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	51,763,845	149,041,993	1,756,554
Investments — affiliated	—	3,334,246	—
Unfunded commitments	(3,906,493)	—	—
	47,857,352	152,376,239	1,756,554
Net realized and unrealized gain	42,711,281	135,569,553	3,682,231
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,863,399	$358,034,789	$20,148,915
(a) Related to TOB Trusts.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock New York Municipal Opportunities Fund		BlackRock National Municipal Fund
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/26	Year Ended 06/30/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$40,152,118	$40,615,266	$222,465,236	$249,318,116
Net realized loss	(5,146,071)	(8,078,974)	(16,806,686)	(142,711,204)
Net change in unrealized appreciation (depreciation)	47,857,352	(43,866,194)	152,376,239	(66,022,559)
Net increase (decrease) in net assets resulting from operations	82,863,399	(11,329,902)	358,034,789	40,584,353
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(23,874,344)	(22,387,124)	(113,927,343)	(133,301,846)
Service	—	—	(21,710)	(22,521)
Investor A	(13,285,240)	(14,567,879)	(60,917,023)	(65,111,867)
Investor A1	(1,870,657)	(1,994,222)	—	—
Investor C	(498,925)	(760,039)	(745,366)	(996,067)
Class K	(292,267)	(327,979)	(45,903,004)	(48,744,595)
Decrease in net assets resulting from distributions to shareholders	(39,821,433)	(40,037,243)	(221,514,446)	(248,176,896)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(33,245,340)	(55,646,281)	(415,712,481)	(1,164,687,973)
NET ASSETS
Total increase (decrease) in net assets	9,796,626	(107,013,426)	(279,192,138)	(1,372,280,516)
Beginning of year	1,090,811,748	1,197,825,174	6,048,053,509	7,420,334,025
End of year	$1,100,608,374	$1,090,811,748	$5,768,861,371	$6,048,053,509

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Short Duration Muni Fund
	Year Ended 06/30/26	Year Ended 06/30/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,466,684	$15,154,441
Net realized gain (loss)	1,925,677	(1,531,711)
Net change in unrealized appreciation (depreciation)	1,756,554	3,862,810
Net increase in net assets resulting from operations	20,148,915	17,485,540
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,116,677)	(7,459,160)
Investor A	(6,541,295)	(6,126,588)
Investor A1	(263,916)	(279,569)
Investor C	(54,308)	(71,490)
Class K	(1,450,733)	(1,190,446)
Decrease in net assets resulting from distributions to shareholders	(16,426,929)	(15,127,253)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	37,730,979	(9,092,815)
NET ASSETS
Total increase (decrease) in net assets	41,452,965	(6,734,528)
Beginning of year	463,683,419	470,417,947
End of year	$505,136,384	$463,683,419

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund
	Institutional
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$10.20	$10.66	$10.38	$10.36	$11.59
Net investment income(a)	0.40	0.38	0.35	0.32	0.28
Net realized and unrealized gain (loss)	0.41	(0.47)	0.27	0.01	(1.23)
Net increase (decrease) from investment operations	0.81	(0.09)	0.62	0.33	(0.95)
Distributions from net investment income(b)	(0.39)	(0.37)	(0.34)	(0.31)	(0.28)
Net asset value, end of year	$10.62	$10.20	$10.66	$10.38	$10.36
Total Return(c)
Based on net asset value	8.12%	(0.86)%	6.14%	3.27%(d)	(8.35)%
Ratios to Average Net Assets(e)
Total expenses	0.83%(f)	0.78%	0.80%	0.81%	0.62%
Total expenses after fees waived and/or reimbursed	0.74%(f)	0.69%	0.71%	0.71%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.50%	0.69%	0.71%	0.71%	0.56%
Net investment income	3.82%	3.60%	3.36%	3.06%	2.49%
Supplemental Data
Net assets, end of year (000)	$660,877	$614,289	$616,001	$617,182	$646,500
Borrowings outstanding, end of year (000)	$67,970	$67,970	$60,640	$69,968	$119,892
Portfolio turnover rate	28%	26%	31%	38%	32%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.78% and 0.69%, respectively.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$10.20	$10.67	$10.39	$10.36	$11.59
Net investment income(a)	0.37	0.35	0.32	0.29	0.25
Net realized and unrealized gain (loss)	0.42	(0.47)	0.28	0.03	(1.23)
Net increase (decrease) from investment operations	0.79	(0.12)	0.60	0.32	(0.98)
Distributions from net investment income(b)	(0.37)	(0.35)	(0.32)	(0.29)	(0.25)
Net asset value, end of year	$10.62	$10.20	$10.67	$10.39	$10.36
Total Return(c)
Based on net asset value	7.85%	(1.20)%	5.87%	3.11%(d)	(8.58)%
Ratios to Average Net Assets(e)
Total expenses	1.06%(f)	1.01%	1.03%	1.05%	0.86%
Total expenses after fees waived and/or reimbursed	0.99%(f)	0.94%	0.96%	0.96%	0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.75%	0.94%	0.96%	0.96%	0.81%
Net investment income	3.56%	3.34%	3.11%	2.81%	2.24%
Supplemental Data
Net assets, end of year (000)	$367,906	$392,696	$474,422	$533,682	$585,695
Borrowings outstanding, end of year (000)	$67,970	$67,970	$60,640	$69,968	$119,892
Portfolio turnover rate	28%	26%	31%	38%	32%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.01% and 0.94%, respectively.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A1
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$10.20	$10.67	$10.39	$10.36	$11.59
Net investment income(a)	0.39	0.37	0.34	0.31	0.27
Net realized and unrealized gain (loss)	0.41	(0.48)	0.27	0.02	(1.23)
Net increase (decrease) from investment operations	0.80	(0.11)	0.61	0.33	(0.96)
Distributions from net investment income(b)	(0.38)	(0.36)	(0.33)	(0.30)	(0.27)
Net asset value, end of year	$10.62	$10.20	$10.67	$10.39	$10.36
Total Return(c)
Based on net asset value	8.02%	(1.05)%	6.03%	3.27%(d)	(8.44)%
Ratios to Average Net Assets(e)
Total expenses	0.91%(f)	0.85%	0.87%	0.90%	0.71%
Total expenses after fees waived and/or reimbursed	0.84%(f)	0.79%	0.81%	0.81%	0.66%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	0.60%	0.79%	0.81%	0.81%	0.66%
Net investment income	3.71%	3.49%	3.26%	2.96%	2.39%
Supplemental Data
Net assets, end of year (000)	$49,006	$52,887	$62,655	$67,802	$74,808
Borrowings outstanding, end of year (000)	$67,970	$67,970	$60,640	$69,968	$119,892
Portfolio turnover rate	28%	26%	31%	38%	32%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.85% and 0.79%, respectively.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor C
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$10.20	$10.66	$10.38	$10.36	$11.59
Net investment income(a)	0.29	0.27	0.25	0.21	0.17
Net realized and unrealized gain (loss)	0.42	(0.46)	0.27	0.02	(1.23)
Net increase (decrease) from investment operations	0.71	(0.19)	0.52	0.23	(1.06)
Distributions from net investment income(b)	(0.29)	(0.27)	(0.24)	(0.21)	(0.17)
Net asset value, end of year	$10.62	$10.20	$10.66	$10.38	$10.36
Total Return(c)
Based on net asset value	7.05%	(1.84)%	5.08%	2.24%(d)	(9.27)%
Ratios to Average Net Assets(e)
Total expenses	1.84%(f)	1.76%	1.79%	1.81%	1.62%
Total expenses after fees waived and/or reimbursed	1.75%(f)	1.69%	1.71%	1.71%	1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(g)	1.50%	1.69%	1.71%	1.71%	1.56%
Net investment income	2.79%	2.58%	2.35%	2.06%	1.48%
Supplemental Data
Net assets, end of year (000)	$14,375	$22,752	$35,098	$47,957	$62,566
Borrowings outstanding, end of year (000)	$67,970	$67,970	$60,640	$69,968	$119,892
Portfolio turnover rate	28%	26%	31%	38%	32%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.78% and 1.69%, respectively.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Class K
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$10.20	$10.66	$10.38	$10.36	$11.58
Net investment income(a)	0.40	0.38	0.36	0.32	0.29
Net realized and unrealized gain (loss)	0.41	(0.46)	0.27	0.02	(1.23)
Net increase (decrease) from investment operations	0.81	(0.08)	0.63	0.34	(0.94)
Distributions from net investment income(b)	(0.40)	(0.38)	(0.35)	(0.32)	(0.28)
Net asset value, end of year	$10.61	$10.20	$10.66	$10.38	$10.36
Total Return(c)
Based on net asset value	8.07%	(0.81)%	6.19%	3.33%	(8.23)%
Ratios to Average Net Assets(d)
Total expenses	0.76%(e)	0.70%	0.72%	0.76%	0.57%
Total expenses after fees waived and/or reimbursed	0.69%(e)	0.64%	0.66%	0.66%	0.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(f)	0.45%	0.64%	0.66%	0.66%	0.51%
Net investment income	3.86%	3.64%	3.41%	3.12%	2.55%
Supplemental Data
Net assets, end of year (000)	$8,444	$8,188	$9,649	$7,380	$5,139
Borrowings outstanding, end of year (000)	$67,970	$67,970	$60,640	$69,968	$119,892
Portfolio turnover rate	28%	26%	31%	38%	32%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of portfolio investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.71% and 0.64%, respectively.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund
	Institutional
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.81	$10.10	$10.08	$10.08	$11.47
Net investment income(a)	0.39	0.36	0.34	0.32	0.22
Net realized and unrealized gain (loss)	0.22	(0.29)	0.02	—	(1.34)
Net increase (decrease) from investment operations	0.61	0.07	0.36	0.32	(1.12)
Distributions(b)
From net investment income	(0.38)	(0.36)	(0.34)	(0.32)	(0.22)
From net realized gain	—	—	—	(0.00)(c)	(0.05)
Total distributions	(0.38)	(0.36)	(0.34)	(0.32)	(0.27)
Net asset value, end of year	$10.04	$9.81	$10.10	$10.08	$10.08
Total Return(d)
Based on net asset value	6.36%	0.68%	3.62%(e)	3.27%(e)	(9.89)%
Ratios to Average Net Assets(f)
Total expenses	0.56%	0.53%	0.56%	0.61%	0.49%
Total expenses after fees waived and/or reimbursed	0.49%	0.46%	0.50%	0.55%	0.44%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	3.88%	3.60%	3.37%	3.21%	2.00%
Supplemental Data
Net assets, end of year (000)	$2,953,582	$2,999,859	$3,872,637	$4,030,551	$4,410,891
Borrowings outstanding, end of year (000)	$137,370	$70,530	$70,530	$207,520	$343,430
Portfolio turnover rate	54%	46%	58%	63%	74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Service
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.80	$10.09	$10.07	$10.07	$11.46
Net investment income(a)	0.36	0.34	0.31	0.30	0.20
Net realized and unrealized gain (loss)	0.23	(0.29)	0.02	—	(1.34)
Net increase (decrease) from investment operations	0.59	0.05	0.33	0.30	(1.14)
Distributions(b)
From net investment income	(0.36)	(0.34)	(0.31)	(0.30)	(0.20)
From net realized gain	—	—	—	(0.00)(c)	(0.05)
Total distributions	(0.36)	(0.34)	(0.31)	(0.30)	(0.25)
Net asset value, end of year	$10.03	$9.80	$10.09	$10.07	$10.07
Total Return(d)
Based on net asset value	6.10%	0.43%	3.36%(e)	3.01%	(10.11)%
Ratios to Average Net Assets(f)
Total expenses	0.85%	0.80%	0.82%	0.84%	0.70%
Total expenses after fees waived and/or reimbursed	0.74%	0.71%	0.75%	0.80%	0.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.68%	0.68%	0.68%	0.68%	0.67%
Net investment income	3.62%	3.36%	3.10%	2.94%	1.77%
Supplemental Data
Net assets, end of year (000)	$591	$726	$726	$1,348	$2,889
Borrowings outstanding, end of year (000)	$137,370	$70,530	$70,530	$207,520	$343,430
Portfolio turnover rate	54%	46%	58%	63%	74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor A
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.81	$10.11	$10.08	$10.08	$11.47
Net investment income(a)	0.36	0.34	0.31	0.30	0.19
Net realized and unrealized gain (loss)	0.23	(0.30)	0.03	—	(1.34)
Net increase (decrease) from investment operations	0.59	0.04	0.34	0.30	(1.15)
Distributions(b)
From net investment income	(0.36)	(0.34)	(0.31)	(0.30)	(0.19)
From net realized gain	—	—	—	(0.00)(c)	(0.05)
Total distributions	(0.36)	(0.34)	(0.31)	(0.30)	(0.24)
Net asset value, end of year	$10.04	$9.81	$10.11	$10.08	$10.08
Total Return(d)
Based on net asset value	6.10%	0.33%	3.46%(e)	3.01%	(10.11)%
Ratios to Average Net Assets(f)
Total expenses	0.79%	0.76%	0.80%	0.85%	0.75%
Total expenses after fees waived and/or reimbursed	0.74%	0.71%	0.75%	0.80%	0.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.63%	3.35%	3.12%	2.96%	1.74%
Supplemental Data
Net assets, end of year (000)	$1,614,492	$1,780,630	$2,119,532	$2,415,682	$2,976,747
Borrowings outstanding, end of year (000)	$137,370	$70,530	$70,530	$207,520	$343,430
Portfolio turnover rate	54%	46%	58%	63%	74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor C
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.81	$10.11	$10.09	$10.09	$11.48
Net investment income(a)	0.29	0.26	0.24	0.22	0.11
Net realized and unrealized gain (loss)	0.23	(0.30)	0.02	—	(1.34)
Net increase (decrease) from investment operations	0.52	(0.04)	0.26	0.22	(1.23)
Distributions(b)
From net investment income	(0.29)	(0.26)	(0.24)	(0.22)	(0.11)
From net realized gain	—	—	—	(0.00)(c)	(0.05)
Total distributions	(0.29)	(0.26)	(0.24)	(0.22)	(0.16)
Net asset value, end of year	$10.04	$9.81	$10.11	$10.09	$10.09
Total Return(d)
Based on net asset value	5.31%	(0.42)%	2.59%(e)	2.24%	(10.77)%
Ratios to Average Net Assets(f)
Total expenses	1.55%	1.52%	1.55%	1.61%	1.48%
Total expenses after fees waived and/or reimbursed	1.49%	1.46%	1.50%	1.55%	1.44%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	1.43%	1.43%	1.43%	1.43%	1.43%
Net investment income	2.88%	2.59%	2.36%	2.21%	0.99%
Supplemental Data
Net assets, end of year (000)	$21,953	$30,759	$44,991	$64,495	$87,530
Borrowings outstanding, end of year (000)	$137,370	$70,530	$70,530	$207,520	$343,430
Portfolio turnover rate	54%	46%	58%	63%	74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Class K
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.81	$10.10	$10.08	$10.08	$11.47
Net investment income(a)	0.39	0.37	0.34	0.33	0.23
Net realized and unrealized gain (loss)	0.23	(0.29)	0.02	—	(1.34)
Net increase (decrease) from investment operations	0.62	0.08	0.36	0.33	(1.11)
Distributions(b)
From net investment income	(0.39)	(0.37)	(0.34)	(0.33)	(0.23)
From net realized gain	—	—	—	(0.00)(c)	(0.05)
Total distributions	(0.39)	(0.37)	(0.34)	(0.33)	(0.28)
Net asset value, end of year	$10.04	$9.81	$10.10	$10.08	$10.08
Total Return(d)
Based on net asset value	6.41%	0.73%	3.67%(e)	3.32%(e)	(9.84)%
Ratios to Average Net Assets(f)
Total expenses	0.47%	0.45%	0.48%	0.53%	0.41%
Total expenses after fees waived and/or reimbursed	0.44%	0.41%	0.45%	0.50%	0.39%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.93%	3.66%	3.40%	3.26%	2.06%
Supplemental Data
Net assets, end of year (000)	$1,178,244	$1,236,079	$1,382,448	$3,409,276	$3,727,694
Borrowings outstanding, end of year (000)	$137,370	$70,530	$70,530	$207,520	$343,430
Portfolio turnover rate	54%	46%	58%	63%	74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund
	Institutional
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.89	$9.84	$9.76	$9.80	$10.17
Net investment income(a)	0.35	0.34	0.32	0.20	0.06
Net realized and unrealized gain (loss)	0.08	0.05	0.08	(0.03)	(0.37)
Net increase (decrease) from investment operations	0.43	0.39	0.40	0.17	(0.31)
Distributions from net investment income(b)	(0.35)	(0.34)	(0.32)	(0.21)	(0.06)
Net asset value, end of year	$9.97	$9.89	$9.84	$9.76	$9.80
Total Return(c)
Based on net asset value	4.36%	4.02%	4.13%	1.72%	(3.06)%
Ratios to Average Net Assets(d)
Total expenses	0.47%	0.48%	0.48%	0.46%	0.44%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	3.47%	3.44%	3.22%	2.09%	0.59%
Supplemental Data
Net assets, end of year (000)	$248,194	$220,727	$231,142	$316,270	$499,800
Portfolio turnover rate	44%	66%	90%	101%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Investor A
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.89	$9.85	$9.77	$9.81	$10.18
Net investment income(a)	0.32	0.32	0.29	0.18	0.03
Net realized and unrealized gain (loss)	0.09	0.04	0.08	(0.04)	(0.36)
Net increase (decrease) from investment operations	0.41	0.36	0.37	0.14	(0.33)
Distributions from net investment income(b)	(0.32)	(0.32)	(0.29)	(0.18)	(0.04)
Net asset value, end of year	$9.98	$9.89	$9.85	$9.77	$9.81
Total Return(c)
Based on net asset value	4.21%	3.66%	3.88%	1.48%	(3.28)%
Ratios to Average Net Assets(d)
Total expenses	0.65%	0.66%	0.65%	0.65%	0.63%
Total expenses after fees waived and/or reimbursed	0.60%	0.60%	0.60%	0.59%	0.59%
Net investment income	3.23%	3.20%	2.99%	1.86%	0.34%
Supplemental Data
Net assets, end of year (000)	$201,108	$195,640	$190,479	$227,368	$256,950
Portfolio turnover rate	44%	66%	90%	101%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Investor A1
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.90	$9.85	$9.77	$9.81	$10.18
Net investment income(a)	0.34	0.33	0.31	0.19	0.04
Net realized and unrealized gain (loss)	0.08	0.05	0.08	(0.03)	(0.36)
Net increase (decrease) from investment operations	0.42	0.38	0.39	0.16	(0.32)
Distributions from net investment income(b)	(0.34)	(0.33)	(0.31)	(0.20)	(0.05)
Net asset value, end of year	$9.98	$9.90	$9.85	$9.77	$9.81
Total Return(c)
Based on net asset value	4.25%	3.91%	4.03%	1.61%	(3.15)%
Ratios to Average Net Assets(d)
Total expenses	0.53%	0.53%	0.53%	0.53%	0.51%
Total expenses after fees waived and/or reimbursed	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	3.38%	3.34%	3.13%	1.95%	0.44%
Supplemental Data
Net assets, end of year (000)	$7,404	$7,969	$8,778	$10,266	$11,876
Portfolio turnover rate	44%	66%	90%	101%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Investor C
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.56	$9.52	$9.45	$9.48	$9.88
Net investment income (loss)(a)	0.24	0.23	0.21	0.08	(0.07)
Net realized and unrealized gain (loss)	0.08	0.04	0.07	(0.01)	(0.33)
Net increase (decrease) from investment operations	0.32	0.27	0.28	0.07	(0.40)
Distributions from net investment income(b)	(0.24)	(0.23)	(0.21)	(0.10)	—
Net asset value, end of year	$9.64	$9.56	$9.52	$9.45	$9.48
Total Return(c)
Based on net asset value	3.35%	2.90%	3.01%	0.80%	(4.05)%
Ratios to Average Net Assets(d)
Total expenses	1.45%	1.47%	1.47%	1.44%	1.42%
Total expenses after fees waived and/or reimbursed	1.36%	1.36%	1.36%	1.36%	1.36%
Net investment income (loss)	2.48%	2.44%	2.21%	0.88%	(0.76)%
Supplemental Data
Net assets, end of year (000)	$1,894	$2,537	$3,429	$5,411	$4,576
Portfolio turnover rate	44%	66%	90%	101%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Class K
	Year Ended 06/30/26	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22

Net asset value, beginning of year	$9.89	$9.84	$9.77	$9.80	$10.17
Net investment income(a)	0.35	0.35	0.32	0.20	0.06
Net realized and unrealized gain (loss)	0.08	0.04	0.07	(0.02)	(0.37)
Net increase (decrease) from investment operations	0.43	0.39	0.39	0.18	(0.31)
Distributions from net investment income(b)	(0.35)	(0.34)	(0.32)	(0.21)	(0.06)
Net asset value, end of year	$9.97	$9.89	$9.84	$9.77	$9.80
Total Return(c)
Based on net asset value	4.41%	4.07%	4.08%	1.87%	(3.01)%
Ratios to Average Net Assets(d)
Total expenses	0.38%	0.37%	0.37%	0.37%	0.35%
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.31%	0.31%	0.31%
Net investment income	3.52%	3.50%	3.27%	2.04%	0.64%
Supplemental Data
Net assets, end of year (000)	$46,536	$36,810	$36,591	$46,029	$71,250
Portfolio turnover rate	44%	66%	90%	101%	106%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Multi-State Municipal Series Trust (the “Trust”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Multi-State Municipal Series Trust	BlackRock New York Municipal Opportunities Fund	New York Municipal	Diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock National Municipal Fund	National Municipal	Diversified
	BlackRock Short Duration Muni Fund	Short Duration Muni	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares.	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00% for all Funds other than New York Municipal, which is subject to a maximum sales charge of 4.00%.
The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of BlackRock Multi-State Municipal Series Trust and Board of Directors of BlackRock Municipal Bond Fund, Inc. are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  The Funds capitalize certain transaction costs directly associated with the acquisition or transfer of an investment. The Funds expense any portfolio investment fees associated with unconsummated transactions. Portfolio investment fees that are paid outside of a private investment’s commitment, if any, are typically treated as a Fund expense.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Notes to Financial Statements

Notes to Financial Statements  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration,  trustee, liquidity and other services to a TOB Trust are shown as Interest expense and fees — unaffiliated in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to Interest expense and fees — unaffiliated in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as Interest expense and fees — unaffiliated in the Statements of Operations.  Amounts recorded within Interest expense and fees — unaffiliated in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
New York Municipal	$ 1,690,814	$ 252,414	$ 72,599	$ 2,015,827
National Municipal	2,765,456	402,159	175,330	3,342,945
For the year ended June 30, 2026, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
New York Municipal	$ 139,086,162	$ 67,969,996	2.69% — 2.79%	$ 67,969,996	2.97%
National Municipal	216,299,732	137,369,982	2.69 — 2.72	112,918,939	2.96

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

Notes to Financial Statements

Notes to Financial Statements  (continued)

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at June 30, 2026, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at June 30, 2026.

5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Investment Advisory Fees
Average Daily Net Assets	New York Municipal
First $1 billion	0.47%
$1 billion — $3 billion	0.44
$3 billion — $5 billion	0.42
$5 billion — $10 billion	0.41
Greater than $10 billion	0.40

	Investment Advisory Fees
Aggregate of Average Daily Net Assets of the Two Combined Funds(a)	National Municipal	Short Duration Muni
First $250 Million	0.410%	0.360%
$250 Million — $400 Million	0.385	0.340
$400 Million — $550 Million	0.385	0.320
Greater than $550 Million	0.385	0.290
(a) The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of National Municipal and Short Duration Muni (the “two combined Funds”) that falls within that breakpoint level by the aggregate average daily net assets of the two combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.
Service and Distribution Fees:  The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	New York Municipal		National Municipal		Short Duration Muni
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25%	N/A
Investor A1	0.10	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended June 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
New York Municipal	$ —	$ 939,346	$ 50,772	$ 179,897	$ 1,170,015
National Municipal	1,504	4,217,390	—	260,529	4,479,423
Short Duration Muni	—	507,210	7,836	21,973	537,019
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended June 30, 2026, the Funds did not pay any amounts to affiliates in return for these services.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended June 30, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 1,084	$ —	$ 1,721	$ 1,479	$ 87	$ 35	$ 4,406
National Municipal	32,710	126	8,993	—	720	8,012	50,561
Short Duration Muni	815	—	906	67	51	95	1,934
For the year ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 526,218	$ —	$ 223,171	$ 27,073	$ 14,248	$ 536	$ 791,246
National Municipal	2,811,538	831	1,263,577	—	21,850	48,167	4,145,963
Short Duration Muni	266,008	—	85,273	5,274	2,041	6,974	365,570
Other Fees:  For the year ended June 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
New York Municipal	$ 1,533
National Municipal	10,830
Short Duration Muni	1,634
For the year ended June 30, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
New York Municipal	$ 15,518	$ 261
National Municipal	66,356	1,410
Short Duration Muni	5,784	73
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 27,463
National Municipal	216,808
Short Duration Muni	18,739
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  With respect to National Municipal, for the year ended June 30, 2026, the Manager waived $270,875 in investment advisory fees pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
New York Municipal	0.50%	—	0.75%	0.60%	1.50%	0.45%
National Municipal	0.43	0.68%	0.68	—	1.43	0.38
Short Duration Muni	0.36	—	0.61	0.46	1.36	0.31
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended June 30, 2026, the Manager waived and/or reimbursed the following amounts, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations:
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 628,349
National Municipal	989,334
Short Duration Muni	228,744
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager - class specific in the Statement of Operations. For the year ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 211,252	$ —	$ 35,301	$ 1,708	$ 5,253	$ 535	$ 254,049
National Municipal	1,334,040	528	418,952	—	8,806	47,980	1,810,306
Short Duration Muni	148,908	—	—	1,357	943	6,973	158,181
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
6.
PURCHASES AND SALES
For the year ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
New York Municipal	$ 310,308,520	$ 320,115,811
National Municipal	3,107,120,939	3,348,726,408
Short Duration Muni	229,158,174	205,797,884
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 06/30/26	Year Ended 06/30/25
New York Municipal
Tax-exempt income	$ 37,337,177	$ 37,843,555
Ordinary income	2,484,256	2,193,688
	$ 39,821,433	$ 40,037,243
National Municipal
Tax-exempt income	$ 221,214,742	$ 248,076,133
Ordinary income	299,704	100,763
	$ 221,514,446	$ 248,176,896
Short Duration Muni
Tax-exempt income	$ 16,425,144	$ 15,118,056
Ordinary income	1,785	9,197
	$ 16,426,929	$ 15,127,253

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of June 30, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
New York Municipal	$ 2,645,308	$ 143,000	$ (115,613,308)	$ 5,939,378	$ (106,885,622)
National Municipal	18,722,833	226,765	(1,119,814,513)	126,283,752	(974,581,163)
Short Duration Muni	478,371	—	(25,091,466)	7,549,521	(17,063,574)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods of premiums on fixed income securities, the accrual of income on securities in default, the treatment of residual interests in tender option bond trusts and the deferral of compensation to Trustees.

During the year ended June 30, 2026, the Fund listed below utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
Short Duration Muni	$ 1,930,122
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
New York Municipal	$ 1,085,751,168	$ 31,615,842	$ (25,662,789)	$ 5,953,053
National Municipal	5,618,020,058	185,836,135	(59,259,488)	126,576,647
Short Duration Muni	501,939,283	8,841,341	(1,291,820)	7,549,521
8.
BANK BORROWINGS
Each of the Trust and the Corporation on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. As of June 30, 2026, the Funds did not have any borrowings outstanding under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund investsin securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk:  Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk
Notes to Financial Statements

Notes to Financial Statements  (continued)

that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

10.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 06/30/26		Year Ended 06/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New York Municipal
Institutional
Shares sold	18,197,541	$ 188,950,829	21,605,119	$ 226,635,172
Shares issued in reinvestment of distributions	2,040,664	21,278,260	1,899,290	19,989,228
Shares redeemed	(18,225,548)	(188,618,966)	(21,041,832)	(219,922,921)
	2,012,657	$ 21,610,123	2,462,577	$ 26,701,479
Investor A
Shares sold and automatic conversion of shares	4,545,351	$ 47,313,631	5,393,254	$ 56,824,713
Shares issued in reinvestment of distributions	1,172,627	12,230,110	1,278,871	13,479,729
Shares redeemed	(9,569,311)	(99,296,335)	(12,657,871)	(133,167,853)
	(3,851,333)	$ (39,752,594)	(5,985,746)	$ (62,863,411)
Investor A1
Shares sold	351	$ 3,685	623	$ 6,516
Shares issued in reinvestment of distributions	121,868	1,270,796	129,705	1,366,908
Shares redeemed	(691,994)	(7,205,275)	(820,284)	(8,668,226)
	(569,775)	$ (5,930,794)	(689,956)	$ (7,294,802)
Investor C
Shares sold	148,888	$ 1,551,172	200,519	$ 2,131,612
Shares issued in reinvestment of distributions	46,725	486,324	70,471	743,122
Shares redeemed and automatic conversion of shares	(1,072,483)	(11,158,029)	(1,331,602)	(14,008,711)
	(876,870)	$ (9,120,533)	(1,060,612)	$ (11,133,977)
Class K
Shares sold	259,221	$ 2,702,236	198,255	$ 2,085,323
Shares issued in reinvestment of distributions	27,126	282,648	30,292	318,881
Shares redeemed	(293,887)	(3,036,426)	(330,674)	(3,459,774)
	(7,540)	$ (51,542)	(102,127)	$ (1,055,570)
	(3,292,861)	$ (33,245,340)	(5,375,864)	$ (55,646,281)

	Year Ended 06/30/26		Year Ended 06/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
National Municipal
Institutional
Shares sold	79,139,282	$ 787,699,526	124,687,684	$ 1,252,362,860
Shares issued in reinvestment of distributions	10,483,455	104,507,007	11,582,022	116,251,135
Shares redeemed	(101,266,218)	(1,006,735,321)	(213,817,699)	(2,128,598,469)
	(11,643,481)	$ (114,528,788)	(77,547,993)	$ (759,984,474)
Service
Shares sold	741	$ 7,400	10,912	$ 109,100
Shares issued in reinvestment of distributions	1,771	17,619	2,021	20,236
Shares redeemed	(17,681)	(174,259)	(10,864)	(110,401)
	(15,169)	$ (149,240)	2,069	$ 18,935
Investor A
Shares sold and automatic conversion of shares	19,555,564	$ 194,672,843	25,680,090	$ 256,650,534
Shares issued in reinvestment of distributions	5,678,870	56,631,156	6,034,727	60,601,643
Shares redeemed	(45,948,521)	(457,169,678)	(59,982,823)	(601,074,806)
	(20,714,087)	$ (205,865,679)	(28,268,006)	$ (283,822,629)
Investor C
Shares sold	242,412	$ 2,415,153	369,845	$ 3,741,958
Shares issued in reinvestment of distributions	72,471	722,489	95,777	962,412
Shares redeemed and automatic conversion of shares	(1,263,627)	(12,585,962)	(1,782,655)	(17,909,371)
	(948,744)	$ (9,448,320)	(1,317,033)	$ (13,205,001)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 06/30/26		Year Ended 06/30/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
National Municipal (continued)
Class K
Shares sold	27,823,061	$ 276,683,739	35,053,917	$ 351,098,441
Shares issued in reinvestment of distributions	4,160,291	41,475,687	4,418,893	44,341,964
Shares redeemed	(40,640,541)	(403,879,880)	(50,301,674)	(503,135,209)
	(8,657,189)	$ (85,720,454)	(10,828,864)	$ (107,694,804)
	(41,978,670)	$ (415,712,481)	(117,959,827)	$ (1,164,687,973)

	Year Ended 06/30/26		Year Ended 06/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short Duration Muni
Institutional
Shares sold	8,034,825	$ 80,262,248	7,851,208	$ 77,585,100
Shares issued in reinvestment of distributions	503,853	5,029,832	468,596	4,633,182
Shares redeemed	(5,969,856)	(59,551,009)	(9,482,760)	(93,806,810)
	2,568,822	$ 25,741,071	(1,162,956)	$ (11,588,528)
Investor A
Shares sold and automatic conversion of shares	6,054,641	$ 60,470,433	5,765,998	$ 56,968,803
Shares issued in reinvestment of distributions	611,756	6,110,945	578,284	5,720,499
Shares redeemed	(6,282,720)	(62,712,405)	(5,912,353)	(58,459,339)
	383,677	$ 3,868,973	431,929	$ 4,229,963
Investor A1
Shares sold	4,226	$ 41,840	14	$ 134
Shares issued in reinvestment of distributions	14,356	143,450	15,326	151,669
Shares redeemed	(81,908)	(816,276)	(101,165)	(1,002,181)
	(63,326)	$ (630,986)	(85,825)	$ (850,378)
Investor C
Shares sold	34,605	$ 334,210	61,212	$ 584,265
Shares issued in reinvestment of distributions	5,413	52,257	7,272	69,545
Shares redeemed and automatic conversion of shares	(109,001)	(1,051,424)	(163,374)	(1,562,273)
	(68,983)	$ (664,957)	(94,890)	$ (908,463)
Class K
Shares sold	2,049,174	$ 20,446,422	1,374,076	$ 13,569,623
Shares issued in reinvestment of distributions	53,173	530,919	41,963	414,895
Shares redeemed	(1,158,126)	(11,560,463)	(1,410,890)	(13,959,927)
	944,221	$ 9,416,878	5,149	$ 24,591
	3,764,411	$ 37,730,979	(906,593)	$ (9,092,815)
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock New York Municipal Opportunities Fund, BlackRock National Municipal Fund, and BlackRock Short Duration Muni Fund and the Board of Trustees/Directors of BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, and BlackRock National Municipal Fund and BlackRock Short Duration Muni Fund of BlackRock Municipal Bond Fund, Inc. (the “Funds”), including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended June 30, 2026:
Fund Name	Exempt-Interest Dividends
New York Municipal	$ 38,502,996
National Municipal	223,167,774
Short Duration Muni	16,426,062
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended June 30, 2026:
Fund Name	Interest Dividends
New York Municipal	$ 1,872,256
National Municipal	234,611
Short Duration Muni	1,785
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended June 30, 2026:
Fund Name	Interest- Related Dividends
New York Municipal	$ 1,872,256
National Municipal	234,611
Short Duration Muni	1,785

2026 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements

The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Multi-State Municipal Series Trust (the “Trust”) and BlackRock Municipal Bond Fund, Inc. (the “Company”) met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Agreements”) between each of the Trust, on behalf of BlackRock New York Municipal Opportunities Fund (the “New York Municipal Fund”) and the Company, on behalf of BlackRock National Municipal Fund (the “National Municipal Fund”) and BlackRock Short Duration Muni Fund (the “Short Duration Muni Fund” and collectively with the New York Municipal Fund and the National Municipal Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Company, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)

of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the New York Municipal Fund ranked in the second, third and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the New York Municipal Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, the National Municipal Fund ranked in the fourth, third and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the National Municipal Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, the Short Duration Muni Fund ranked in the first quartile against its Performance Peers.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)

Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the New York Municipal Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the New York Municipal Fund’s Expense Peers. The Board also noted that the New York Municipal Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the New York Municipal Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the New York Municipal Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the New York Municipal Fund’s total expenses as a percentage of the New York Municipal Fund’s average daily net assets on a class-by-class basis.
The Board noted that the National Municipal Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the National Municipal Fund’s Expense Peers. The Board also noted that the National Municipal Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the National Municipal Fund, combined with the assets of the Short Duration Muni Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate size of the National Municipal Fund and the Short Duration Muni Fund decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the National Municipal Fund’s total expenses as a percentage of the National Municipal Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Short Duration Muni Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Short Duration Muni Fund’s Expense Peers. The Board also noted that the Short Duration Muni Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Short Duration Muni Fund, combined with the assets of the National Municipal Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate size of the Short Duration Muni Fund and the National Municipal Fund decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Short Duration Muni Fund’s total expenses as a percentage of the Short Duration Muni Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)

certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreements between the Manager and the Trust, on behalf of the New York Municipal Fund, and the Manager and the Company, on behalf of the National Municipal Fund and the Short Duration Muni Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
INS	Insured
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
UT	Unlimited Tax
VRDN	Variable Rate Demand Note
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: August 21, 2026